Not FDIC Insured May Lose Value No Bank Guarantee
FCF-Q1PH

Schedules of Investments
(unaudited)
Franklin DynaTech Fund 2
Franklin Growth Fund 6
Franklin Income Fund 11
Franklin U.S. Government Securities Fund 33
Franklin Utilities Fund 35
Notes to Schedules of Investments 37

Franklin Custodian Funds
Schedule of Investments (unaudited), December 31, 2023
Franklin DynaTech Fund
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.8%
Aerospace & Defense 1.1%
a
Axon Enterprise, Inc. ................................... United States 900,000 $ 232,497,000
HEICO Corp. ........................................ United States 100,000 17,887,000
250,384,000
Automobile Components 0.1%
a
Mobileye Global, Inc., A ................................. Israel 600,000 25,992,000
Automobiles 2.8%
a
Tesla, Inc. ........................................... United States 2,500,000 621,200,000
Biotechnology 0.6%
a
Argenx SE .......................................... Netherlands 300,000 114,126,093
a
Krystal Biotech, Inc. ................................... United States 10,000 1,240,600
a
Natera, Inc. .......................................... United States 200,000 12,528,000
127,894,693
Broadline Retail 8.3%
a
Amazon.com, Inc. ..................................... United States 10,000,000 1,519,400,000
a
MercadoLibre, Inc. .................................... Brazil 200,000 314,308,000
1,833,708,000
Capital Markets 1.9%
Moody's Corp. ........................................ United States 100,000 39,056,000
MSCI, Inc., A ......................................... United States 250,000 141,412,500
Tradeweb Markets, Inc., A ............................... United States 2,500,000 227,200,000
407,668,500
Commercial Services & Supplies 0.2%
Veralto Corp. ......................................... United States 500,000 41,130,000
Communications Equipment 0.1%
a
Arista Networks, Inc. ................................... United States 100,000 23,551,000
Construction & Engineering 0.9%
Quanta Services, Inc. .................................. United States 900,000 194,220,000
Diversified Consumer Services 0.2%
a
Duolingo, Inc., A ...................................... United States 200,000 45,370,000
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., A .................................... United States 500,000 49,565,000
Keyence Corp. ....................................... Japan 200,000 87,886,878
137,451,878
Energy Equipment & Services 1.2%
Baker Hughes Co., A ................................... United States 2,000,000 68,360,000
a
Oceaneering International, Inc. ........................... United States 1,400,000 29,792,000
Schlumberger NV ..................................... United States 2,500,000 130,100,000
TechnipFMC plc ...................................... United Kingdom 1,300,000 26,182,000
254,434,000
Financial Services 4.5%
Mastercard, Inc., A .................................... United States 1,700,000 725,067,000
Visa, Inc., A .......................................... United States 1,000,000 260,350,000
985,417,000
Ground Transportation 0.9%
a
Uber Technologies, Inc. ................................. United States 3,250,000 200,102,500

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 4.0%
a
Dexcom, Inc. ......................................... United States 300,000 $ 37,227,000
a
Haemonetics Corp. .................................... United States 350,000 29,928,500
a
IDEXX Laboratories, Inc. ................................ United States 700,000 388,535,000
a
Inspire Medical Systems, Inc. ............................ United States 250,000 50,857,500
a
Intuitive Surgical, Inc. .................................. United States 1,000,000 337,360,000
Stryker Corp. ........................................ United States 100,000 29,946,000
873,854,000
Health Care Providers & Services 1.3%
a
HealthEquity, Inc. ..................................... United States 350,000 23,205,000
UnitedHealth Group, Inc. ................................ United States 500,000 263,235,000
286,440,000
Health Care Technology 0.3%
a
Veeva Systems, Inc., A ................................. United States 300,000 57,756,000
Hotels, Restaurants & Leisure 0.7%
a
Airbnb, Inc., A ........................................ United States 100,000 13,614,000
a
Booking Holdings, Inc. ................................. United States 35,000 124,152,700
a
DoorDash, Inc., A ..................................... United States 150,000 14,833,500
152,600,200
Interactive Media & Services 5.7%
a
Alphabet, Inc., A ...................................... United States 6,500,000 907,985,000
a
Meta Platforms, Inc., A ................................. United States 1,000,000 353,960,000
1,261,945,000
IT Services 3.7%
a
Gartner, Inc. ......................................... United States 80,000 36,088,800
a
MongoDB, Inc., A ..................................... United States 850,000 347,522,500
a
Shopify, Inc., A ....................................... Canada 5,000,000 389,283,019
a
Snowflake, Inc., A ..................................... United States 250,000 49,750,000
822,644,319
Life Sciences Tools & Services 4.0%
Danaher Corp. ....................................... United States 1,500,000 347,010,000
Thermo Fisher Scientific, Inc. ............................ United States 1,000,000 530,790,000
877,800,000
Media 0.1%
a
Trade Desk, Inc. (The), A ................................ United States 350,000 25,186,000
Pharmaceuticals 1.7%
AstraZeneca plc, ADR .................................. United Kingdom 2,000,000 134,700,000
Eli Lilly & Co. ........................................ United States 400,000 233,168,000
367,868,000
Professional Services 0.1%
a
Ceridian HCM Holding, Inc. .............................. United States 200,000 13,424,000
Verisk Analytics, Inc., A ................................. United States 60,000 14,331,600
27,755,600
Semiconductors & Semiconductor Equipment 20.5%
a
Advanced Micro Devices, Inc. ............................ United States 1,000,000 147,410,000
Analog Devices, Inc. ................................... United States 2,000,000 397,120,000
a
ARM Holdings plc, ADR ................................ United States 100,000 7,514,500
ASM International NV .................................. Netherlands 250,000 130,136,337
ASML Holding NV, ADR ................................ Netherlands 775,000 586,613,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc. ....................................... United States 100,000 $ 111,625,000
Entegris, Inc. ......................................... United States 1,000,000 119,820,000
Intel Corp. ........................................... United States 500,000 25,125,000
KLA Corp. ........................................... United States 550,000 319,715,000
Lam Research Corp. ................................... United States 535,000 419,044,100
a
Lattice Semiconductor Corp. ............................. United States 1,000,000 68,990,000
Monolithic Power Systems, Inc. ........................... United States 525,000 331,159,500
NVIDIA Corp. ........................................ United States 3,700,000 1,832,314,000
4,496,586,437
Software 32.0%
a
Adobe, Inc. .......................................... United States 150,000 89,490,000
a
ANSYS, Inc. ......................................... United States 500,000 181,440,000
a
Aspen Technology, Inc. ................................. United States 200,000 44,030,000
a
Atlassian Corp., A ..................................... United States 500,000 118,930,000
a
Cadence Design Systems, Inc. ........................... United States 2,300,000 626,451,000
Constellation Software, Inc. .............................. Canada 50,000 123,972,452
a
Crowdstrike Holdings, Inc., A ............................. United States 50,000 12,766,000
a
Datadog, Inc., A ...................................... United States 900,000 109,242,000
a
Descartes Systems Group, Inc. (The) ...................... Canada 750,000 63,045,000
a
Fair Isaac Corp. ...................................... United States 50,000 58,200,500
a
HubSpot, Inc. ........................................ United States 600,000 348,324,000
Intuit, Inc. ........................................... United States 1,000,000 625,030,000
a
Klaviyo, Inc., A ....................................... United States 500,000 13,890,000
a,b
Lumine Group, Inc., Reg S .............................. Canada 500,000 11,283,019
a
Manhattan Associates, Inc. .............................. United States 200,000 43,064,000
Microsoft Corp. ....................................... United States 4,500,000 1,692,180,000
a
Monday.com Ltd. ...................................... United States 500,000 93,905,000
a
Palo Alto Networks, Inc. ................................ United States 1,100,000 324,368,000
a
Procore Technologies, Inc. .............................. United States 800,000 55,376,000
Roper Technologies, Inc. ................................ United States 500,000 272,585,000
a
Salesforce, Inc. ....................................... United States 1,000,000 263,140,000
a
ServiceNow, Inc. ...................................... United States 1,150,000 812,463,500
a
SPS Commerce, Inc. ................................... United States 150,000 29,076,000
a
Synopsys, Inc. ....................................... United States 1,250,000 643,637,500
a
Tyler Technologies, Inc. ................................. United States 250,000 104,530,000
a
Workday, Inc., A ...................................... United States 1,000,000 276,060,000
7,036,478,971
Technology Hardware, Storage & Peripherals 2.2%
Apple, Inc. .......................................... United States 2,500,000 481,325,000
Trading Companies & Distributors 0.1%
Fastenal Co. ......................................... United States 350,000 22,669,500
Total Common Stocks (Cost $10,319,073,504) ...................................
21,939,432,598
Warrants
Warrants 0.0%
Software 0.0%
a,c
Constellation Software, Inc., 3/31/40 ....................... Canada 50,000 —
Total Warrants (Cost $–) ......................................................
—
Total Long Term Investments (Cost $10,319,073,504) ............................
21,939,432,598
a

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 44 .
Short Term Investments 0.3%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.3%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 5.034% .... United States 67,931,329 $ 67,931,329
Total Money Market Funds (Cost $67,931,329) ..................................
67,931,329
Total Short Term Investments (Cost $67,931,329 ) ................................
67,931,329
a
Total Investments (Cost $10,387,004,833) 100.1% ...............................
$22,007,363,927
Other Assets, less Liabilities (0.1)% ...........................................
(18,458,906)
Net Assets 100.0% ...........................................................
$21,988,905,021
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the value of this security was $11,283,019, representing 0.1% of net assets.
c
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
d
See Note 5 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Schedule of Investments (unaudited), December 31, 2023
Franklin Growth Fund
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.1%
Aerospace & Defense 4.3%
BWX Technologies, Inc. ................................ United States 1,344,011 $ 103,125,964
Lockheed Martin Corp. ................................. United States 346,455 157,027,264
Northrop Grumman Corp. ............................... United States 627,397 293,709,632
RTX Corp. .......................................... United States 2,288,910 192,588,887
746,451,747
Automobiles 0.7%
a
Tesla, Inc. ........................................... United States 479,183 119,067,392
Beverages 3.2%
Brown-Forman Corp., B ................................ United States 1,359,682 77,637,842
Constellation Brands, Inc., A ............................. United States 528,378 127,735,381
a
Monster Beverage Corp. ................................ United States 4,227,826 243,565,056
PepsiCo, Inc. ........................................ United States 615,845 104,595,115
553,533,394
Biotechnology 1.7%
AbbVie, Inc. ......................................... United States 435,787 67,533,911
Amgen, Inc. ......................................... United States 509,836 146,842,965
a
Argenx SE, ADR ...................................... Netherlands 30,411 11,569,257
a
Regeneron Pharmaceuticals, Inc. ......................... United States 72,246 63,452,939
289,399,072
Broadline Retail 3.9%
a
Amazon.com, Inc. ..................................... United States 4,539,124 689,674,501
Building Products 1.4%
Trane Technologies plc ................................. United States 989,869 241,429,049
Capital Markets 4.5%
BlackRock, Inc. ....................................... United States 123,820 100,517,076
Blackstone, Inc. ...................................... United States 798,607 104,553,628
Charles Schwab Corp. (The) ............................. United States 2,102,782 144,671,402
Intercontinental Exchange, Inc. ........................... United States 1,350,590 173,456,274
S&P Global, Inc. ...................................... United States 350,525 154,413,273
Tradeweb Markets, Inc., A ............................... United States 1,129,220 102,623,513
780,235,166
Chemicals 3.0%
Air Products and Chemicals, Inc. .......................... United States 473,767 129,717,405
Ecolab, Inc. .......................................... United States 590,978 117,220,486
Linde plc ............................................ United States 664,827 273,051,097
519,988,988
Commercial Services & Supplies 0.6%
Republic Services, Inc., A ............................... United States 616,799 101,716,323
Construction Materials 0.9%
Martin Marietta Materials, Inc. ............................ United States 300,997 150,170,413
Consumer Staples Distribution & Retail 0.2%
Costco Wholesale Corp. ................................ United States 53,249 35,148,600
Electric Utilities 0.9%
NextEra Energy, Inc. ................................... United States 2,555,446 155,217,790
Electrical Equipment 1.1%
AMETEK, Inc. ........................................ United States 543,467 89,612,274

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
Eaton Corp. plc ....................................... United States 437,964 $ 105,470,490
195,082,764
Electronic Equipment, Instruments & Components 3.0%
Amphenol Corp., A .................................... United States 2,744,615 272,073,685
TE Connectivity Ltd. ................................... United States 1,770,857 248,805,409
520,879,094
Entertainment 0.4%
a
ROBLOX Corp., A ..................................... United States 1,475,286 67,450,076
Financial Services 4.1%
Mastercard, Inc., A .................................... United States 964,326 411,294,682
Visa, Inc., A .......................................... United States 1,167,618 303,989,347
715,284,029
Food Products 0.3%
Lamb Weston Holdings, Inc. ............................. United States 519,559 56,159,132
Ground Transportation 3.5%
Canadian Pacific Kansas City Ltd. ......................... Canada 1,346,949 106,489,788
JB Hunt Transport Services, Inc. .......................... United States 473,767 94,630,221
a
Uber Technologies, Inc. ................................. United States 965,539 59,448,236
Union Pacific Corp. .................................... United States 1,433,210 352,025,040
612,593,285
Health Care Equipment & Supplies 4.2%
Abbott Laboratories .................................... United States 741,502 81,617,125
a
Edwards Lifesciences Corp. ............................. United States 966,324 73,682,205
a
Haemonetics Corp. .................................... United States 737,264 63,043,445
a
Intuitive Surgical, Inc. .................................. United States 932,640 314,635,430
Stryker Corp. ........................................ United States 388,847 116,444,123
Teleflex, Inc. ......................................... United States 317,502 79,165,949
728,588,277
Health Care Providers & Services 0.9%
Laboratory Corp. of America Holdings ...................... United States 319,016 72,509,147
UnitedHealth Group, Inc. ................................ United States 176,115 92,719,264
165,228,411
Health Care Technology 0.3%
a
Veeva Systems, Inc., A ................................. United States 261,713 50,384,987
Hotels, Restaurants & Leisure 1.3%
a
Airbnb, Inc., A ........................................ United States 345,490 47,035,009
a
Booking Holdings, Inc. ................................. United States 28,173 99,935,829
Las Vegas Sands Corp. ................................. United States 1,723,083 84,792,914
231,763,752
Industrial REITs 0.3%
Prologis, Inc. ......................................... United States 469,900 62,637,670
Interactive Media & Services 3.6%
a
Alphabet, Inc., A ...................................... United States 2,056,520 287,275,279
a
Alphabet, Inc., C ...................................... United States 2,401,900 338,499,767
625,775,046

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services 0.8%
a,b,c
Canva, Inc. .......................................... Australia 25,413 $ 27,390,436
a
Shopify, Inc., A ....................................... Canada 411,700 32,071,430
a
Snowflake, Inc., A ..................................... United States 373,979 74,421,821
133,883,687
Life Sciences Tools & Services 4.8%
Agilent Technologies, Inc. ............................... United States 1,169,568 162,605,039
Danaher Corp. ....................................... United States 1,132,672 262,032,340
a
Mettler-Toledo International, Inc. .......................... United States 219,009 265,649,157
Thermo Fisher Scientific, Inc. ............................ United States 269,334 142,959,794
833,246,330
Machinery 3.9%
Deere & Co. ......................................... United States 377,751 151,051,292
Dover Corp. ......................................... United States 375,644 57,777,804
Illinois Tool Works, Inc. ................................. United States 832,519 218,070,027
Ingersoll Rand, Inc. .................................... United States 1,859,776 143,835,076
Xylem, Inc. .......................................... United States 983,901 112,518,918
683,253,117
Media 0.2%
Comcast Corp., A ..................................... United States 760,978 33,368,885
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The), A .......................... United States 178,208 26,062,920
Pharmaceuticals 3.8%
AstraZeneca plc, ADR .................................. United Kingdom 2,110,216 142,123,048
a
Catalent, Inc. ........................................ United States 289,029 12,986,073
Eli Lilly & Co. ........................................ United States 860,884 501,826,501
656,935,622
Professional Services 0.4%
Automatic Data Processing, Inc. .......................... United States 105,229 24,515,200
Verisk Analytics, Inc., A ................................. United States 178,221 42,569,868
67,085,068
Semiconductors & Semiconductor Equipment 9.6%
a,d
ARM Holdings plc, ADR ................................ United States 494,000 37,121,630
ASML Holding NV, ADR ................................ Netherlands 388,894 294,361,647
Lam Research Corp. ................................... United States 28,550 22,362,073
a
Lattice Semiconductor Corp. ............................. United States 562,800 38,827,572
Monolithic Power Systems, Inc. ........................... United States 426,545 269,056,055
NVIDIA Corp. ........................................ United States 1,276,667 632,231,032
NXP Semiconductors NV ............................... China 665,330 152,812,994
Texas Instruments, Inc. ................................. United States 1,326,618 226,135,304
1,672,908,307
Software 19.0%
a
Adobe, Inc. .......................................... United States 143,493 85,607,924
a
ANSYS, Inc. ......................................... United States 125,232 45,444,188
a
Atlassian Corp., A ..................................... United States 265,862 63,237,935
a
Autodesk, Inc. ........................................ United States 741,413 180,519,237
a
BILL Holdings, Inc. .................................... United States 1,201,782 98,053,393
a,b,c
Checkout Payments Group Ltd., B ......................... United Kingdom 96,603 9,086,187
a
Crowdstrike Holdings, Inc., A ............................. United States 132,753 33,894,496
Intuit, Inc. ........................................... United States 710,431 444,040,688
Microsoft Corp. ....................................... United States 2,793,768 1,050,568,519

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Procore Technologies, Inc. .............................. United States 66,651 $ 4,613,582
a
PTC, Inc. ........................................... United States 1,141,015 199,631,985
a
Salesforce, Inc. ....................................... United States 534,162 140,559,389
a
ServiceNow, Inc. ...................................... United States 634,095 447,981,777
a,b,c
Stripe, Inc., B ........................................ United States 540,043 13,403,929
a
Synopsys, Inc. ....................................... United States 503,220 259,113,010
a
Tyler Technologies, Inc. ................................. United States 114,252 47,771,046
a
Workday, Inc., A ...................................... United States 661,601 182,641,572
3,306,168,857
Specialized REITs 0.5%
Crown Castle, Inc. ..................................... United States 748,219 86,187,347
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc. .......................................... United States 3,794,593 730,572,990
Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc., B ......................................... United States 1,757,536 190,815,684
Trading Companies & Distributors 1.0%
Fastenal Co. ......................................... United States 2,605,313 168,746,123
Water Utilities 0.4%
American Water Works Co., Inc. .......................... United States 579,967 76,549,844
Total Common Stocks (Cost $4,570,336,577) ....................................
17,079,643,739
Convertible Preferred Stocks 0.5%
IT Services 0.0%
†
a,b,c
Canva, Inc., A ........................................ Australia 2,353 2,536,092
a,b,c
Canva, Inc., A-3 ...................................... Australia 94 101,314
a,b,c
Canva, Inc., A-4 ...................................... Australia 8 8,622
a,b,c
Canva, Inc., A-5 ...................................... Australia 5 5,389
2,651,417
Software 0.5%
a,b,c
Gusto, Inc., E ........................................ United States 822,494 25,355,583
a,b,c,e
OneTrust LLC, C ...................................... United States 849,894 14,997,674
a,b,c
Stripe, Inc., I ......................................... United States 1,759,545 43,672,109
84,025,366
Total Convertible Preferred Stocks (Cost $81,287,285) ...........................
86,676,783
Preferred Stocks 0.9%
Life Sciences Tools & Services 0.9%
f
Sartorius AG, 0.43% ................................... Germany 428,400 157,338,740
Total Preferred Stocks (Cost $151,133,458) .....................................
157,338,740
Total Long Term Investments (Cost $4,802,757,320) .............................
17,323,659,262
a

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 44 .
Short Term Investments 0.4%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.4%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 5.034% .... United States 64,399,004 $ 64,399,004
Total Money Market Funds (Cost $64,399,004) ..................................
64,399,004
Total Short Term Investments (Cost $64,399,004 ) ................................
64,399,004
a
Total Investments (Cost $4,867,156,324) 99.9% ..................................
$17,388,058,266
Other Assets, less Liabilities 0.1% .............................................
23,349,106
Net Assets 100.0% ...........................................................
$17,411,407,372
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
c
See Note 3 regarding restricted securities.
d
A portion or all of the security is on loan at December 31, 2023.
e
See Note 4 regarding holdings of 5% voting securities.
f
Variable rate security. The rate shown represents the yield at period end.
g
See Note 5 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Schedule of Investments (unaudited), December 31, 2023
Franklin Income Fund
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 17.9%
Aerospace & Defense 1.3%
a
Lockheed Martin Corp. ................................. United States 1,900,000 $ 861,156,000
a
RTX Corp. .......................................... United States 1,250,000 105,175,000
966,331,000
Air Freight & Logistics 0.3%
a
United Parcel Service, Inc., B ............................ United States 1,500,000 235,845,000
Banks 1.8%
a
Bank of America Corp. ................................. United States 14,986,500 504,595,455
a
Citigroup, Inc. ........................................ United States 1,999,900 102,874,856
a
Fifth Third Bancorp .................................... United States 7,002,200 241,505,878
a
JPMorgan Chase & Co. ................................. United States 1,000,000 170,100,000
a
Truist Financial Corp. .................................. United States 8,000,000 295,360,000
a
US Bancorp ......................................... United States 500,000 21,640,000
1,336,076,189
Beverages 0.8%
Coca-Cola Co. (The) ................................... United States 3,000,000 176,790,000
PepsiCo, Inc. ........................................ United States 2,250,000 382,140,000
558,930,000
Biotechnology 0.4%
a
AbbVie, Inc. ......................................... United States 2,000,000 309,940,000
Capital Markets 0.8%
a
Charles Schwab Corp. (The) ............................. United States 2,000,000 137,600,000
a
Goldman Sachs Group, Inc. (The) ......................... United States 250,000 96,442,500
a
Morgan Stanley ....................................... United States 4,000,000 373,000,000
607,042,500
Communications Equipment 0.4%
Cisco Systems, Inc. ................................... United States 5,000,000 252,600,000
Consumer Staples Distribution & Retail 0.3%
a
Target Corp. ......................................... United States 1,700,000 242,114,000
Containers & Packaging 0.3%
International Paper Co. ................................. United States 5,600,000 202,440,000
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc. ............................ United States 5,000,000 188,500,000
Electric Utilities 2.5%
American Electric Power Co., Inc. ......................... United States 3,000,000 243,660,000
Duke Energy Corp. .................................... United States 3,500,000 339,640,000
Edison International ................................... United States 1,800,000 128,682,000
Entergy Corp. ........................................ United States 650,000 65,773,500
a
NextEra Energy, Inc. ................................... United States 6,300,489 382,691,702
Southern Co. (The) .................................... United States 9,000,000 631,080,000
1,791,527,202
Ground Transportation 0.2%
a
Union Pacific Corp. .................................... United States 500,000 122,810,000
Health Care Providers & Services 0.2%
CVS Health Corp. ..................................... United States 2,000,000 157,920,000
Household Products 0.6%
Procter & Gamble Co. (The) ............................. United States 3,000,000 439,620,000
Industrial Conglomerates 0.1%
Honeywell International, Inc. ............................. United States 200,000 41,942,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance 0.2%
a
MetLife, Inc. ......................................... United States 2,500,000 $ 165,325,000
IT Services 0.2%
a
International Business Machines Corp. ..................... United States 1,000,000 163,550,000
Media 0.1%
a
Comcast Corp., A ..................................... United States 1,500,000 65,775,000
Metals & Mining 0.4%
a
Rio Tinto plc, ADR ..................................... Australia 3,500,000 260,610,000
Multi-Utilities 0.6%
a
Dominion Energy, Inc. .................................. United States 6,000,000 282,000,000
Sempra ............................................. United States 2,500,000 186,825,000
468,825,000
Oil, Gas & Consumable Fuels 2.3%
Chevron Corp. ....................................... United States 7,151,357 1,066,696,410
Exxon Mobil Corp. ..................................... United States 2,000,000 199,960,000
Shell plc, ADR ........................................ Netherlands 4,000,000 263,200,000
TotalEnergies SE, ADR ................................. France 1,500,000 101,070,000
1,630,926,410
Pharmaceuticals 2.0%
b
Bausch Health Cos., Inc. ................................ United States 15,000,000 120,300,000
Bristol-Myers Squibb Co. ................................ United States 6,000,000 307,860,000
a
Johnson & Johnson ................................... United States 3,500,200 548,621,348
Merck & Co., Inc. ..................................... United States 1,500,000 163,530,000
Pfizer, Inc. ........................................... United States 10,871,000 312,976,090
1,453,287,438
Semiconductors & Semiconductor Equipment 1.4%
a
Intel Corp. ........................................... United States 3,999,800 200,989,950
QUALCOMM, Inc. ..................................... United States 1,000,000 144,630,000
a
Texas Instruments, Inc. ................................. United States 4,000,000 681,840,000
1,027,459,950
Tobacco 0.4%
Philip Morris International, Inc. ........................... United States 3,000,000 282,240,000
Total Common Stocks (Cost $11,614,604,128) ...................................
12,971,636,689
Management Investment Companies 0.1%
Capital Markets 0.1%
c
Clarion Partners Real Estate Income Fund, Inc., Class I ........ United States 7,867,833 93,548,532
Total Management Investment Companies (Cost $100,000,000) ...................
93,548,532
Equity-Linked Securities 15.7%
Aerospace & Defense 0.5%
d
Barclays Bank plc into Northrop Grumman Corp., 144A, 7%,
11/08/24 .......................................... United States 315,000 151,016,356
d
Merrill Lynch International & Co. CV into Raytheon Technologies
Corp., 144A, 7.5%, 5/08/24 ............................ United States 2,350,000 202,026,725
353,043,081
Air Freight & Logistics 0.3%
d
J.P. Morgan Structured Products BV into United Parcel Service, Inc.,
144A, 9%, 10/22/24 .................................. United States 1,530,000 239,817,951

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Automobiles 0.5%
d
Barclays Bank plc into Ford Motor Co., 144A, 12%, 2/09/24 ...... United States 7,600,000 $ 92,347,884
d
Royal Bank of Canada into General Motors Co., 144A, 12%, 6/18/24 United States 8,750,000 303,807,295
396,155,179
Banks 1.8%
d
Barclays Bank plc into Citigroup, Inc., 144A, 9%, 7/03/24 ........ United States 5,110,000 258,903,288
d
Barclays Bank plc into US Bancorp., 144A, 10%, 8/23/24 ....... United States 4,320,000 181,033,496
d
Citigroup Global Markets Holdings, Inc. into Bank of America Corp.,
144A, 8%, 8/16/24 ................................... United States 8,128,000 268,277,113
d
JPMorgan Chase Bank NA into Bank of America Corp., 144A, 9%,
2/02/24 ........................................... United States 8,450,000 285,650,409
d
Royal Bank of Canada into Citigroup, Inc., 144A, 10%, 10/15/24 .. United States 6,300,000 289,175,223
1,283,039,529
Biotechnology 0.2%
d
Goldman Sachs International Bank into AbbVie, Inc., 144A, 8.5%,
2/06/24 ........................................... United States 1,150,000 177,721,080
Broadline Retail 0.9%
d
Goldman Sachs International Bank into Amazon.com, Inc., 144A,
9%, 11/20/24 ....................................... United States 2,375,000 301,444,243
d
Royal Bank of Canada into Amazon.com, Inc., 144A, 10%, 4/05/24 United States 2,800,000 321,533,968
622,978,211
Building Products 0.4%
d
J.P. Morgan Structured Products BV into Johnson Controls
International plc, 144A, 8%, 9/09/24 ...................... United States 2,360,000 137,673,388
d
Wells Fargo Bank NA into Johnson Controls International plc, 144A,
9%, 12/10/24 ....................................... United States 2,450,000 130,589,843
268,263,231
Capital Markets 1.4%
d
BNP Paribas Issuance BV into Goldman Sachs Group, Inc. (The),
144A, 7.5%, 8/19/24 ................................. United States 690,000 259,282,871
d
Goldman Sachs International Bank into Morgan Stanley, 144A, 9%,
12/24/24 .......................................... United States 2,812,000 255,907,279
d
Merrill Lynch International & Co. CV into Morgan Stanley, 144A,
10%, 6/04/24 ....................................... United States 3,000,000 268,814,653
d
UBS AG into Charles Schwab Corp. (The), 144A, 10%, 7/17/24 ... United States 4,300,000 263,215,806
1,047,220,609
Chemicals 0.4%
d
JPMorgan Chase Bank NA into LyondellBasell Industries NV, 144A,
11%, 1/22/24 ....................................... United States 2,700,000 258,074,742
Communications Equipment 0.6%
d
Royal Bank of Canada into Cisco Systems, Inc., 144A, 8%, 9/03/24 United States 4,300,000 222,422,231
d
UBS AG into Cisco Systems, Inc., 144A, 8.5%, 6/20/24 ......... United States 4,595,000 230,720,983
453,143,214
Consumer Staples Distribution & Retail 0.4%
d
UBS AG into Target Corp., 144A, 9%, 9/05/24 ................ United States 1,935,000 270,967,671
Containers & Packaging 0.2%
d
Mizuho Markets Cayman LP into International Paper Co., 144A,
10%, 1/22/25 ....................................... United States 2,900,000 106,306,242
Electric Utilities 0.5%
d
Mizuho Markets Cayman LP into NextEra Energy, Inc., 144A, 8%,
3/19/24 ........................................... United States 3,500,000 214,768,724

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Electric Utilities (continued)
d
Wells Fargo Bank NA into NextEra Energy, Inc., 144A, 8%, 5/08/24 United States 2,700,000 $ 167,966,502
382,735,226
Ground Transportation 0.8%
d
Merrill Lynch BV into Union Pacific Corp., 144A, 8%, 11/05/24 .... United States 1,300,000 296,095,586
d
UBS AG into Union Pacific Corp., 144A, 8%, 3/13/24 ........... United States 1,190,000 267,799,967
563,895,553
Insurance 0.3%
d
BNP Paribas Issuance BV into MetLife, Inc., 144A, 9%, 10/23/24 .. United States 3,800,000 247,494,454
Machinery 0.3%
d
National Bank of Canada into Cummins, Inc., 144A, 8.5%, 2/13/24 United States 1,000,000 241,501,691
Media 0.5%
d
BNP Paribas Issuance BV into Comcast Corp., 144A, 8%, 1/15/25 United States 3,100,000 133,983,476
d
J.P. Morgan Structured Products BV into Comcast Corp., 144A, 8%,
8/13/24 ........................................... United States 5,825,000 250,936,798
384,920,274
Metals & Mining 1.2%
d
Mizuho Markets Cayman LP into Freeport-McMoRan, Inc., 144A,
11%, 12/10/24 ...................................... United States 7,539,000 307,622,725
d
Royal Bank of Canada into Barrick Gold Corp., 144A, 11%, 3/07/24 Canada 5,600,000 101,026,192
d
Royal Bank of Canada into Freeport-McMoRan, Inc., 144A, 10%,
5/03/24 ........................................... United States 4,900,000 210,184,286
d
UBS AG into Newmont Corp., 144A, 11%, 1/16/25 ............. United States 6,000,000 244,397,623
863,230,826
Multi-Utilities 0.1%
d
Wells Fargo Bank NA into Dominion Energy, Inc., 144A, 9%, 1/10/25 United States 2,130,000 101,212,393
Oil, Gas & Consumable Fuels 1.3%
d
BNP Paribas Issuance BV into BP plc, 144A, 8.5%, 4/24/24 ...... United Kingdom 6,100,000 218,399,519
d
Citigroup Global Markets Holdings, Inc. into BP plc, 144A, 10%,
12/30/24 .......................................... United Kingdom 6,600,000 235,228,192
d
Citigroup Global Markets Holdings, Inc. into Exxon Mobil Corp.,
144A, 9.5%, 2/22/24 ................................. United States 2,000,000 200,962,292
d
J.P. Morgan Structured Products BV into Exxon Mobil Corp., 144A,
9%, 9/24/24 ........................................ United States 2,435,000 250,208,883
904,798,886
Pharmaceuticals 0.5%
d
BNP Paribas Issuance BV into Pfizer, Inc., 144A, 8.5%, 6/10/24 .. United States 5,920,000 173,873,137
d
Wells Fargo Bank NA into Bristol-Myers Squibb Co., 144A, 7.5%,
5/13/24 ........................................... United States 3,927,000 204,169,895
378,043,032
Semiconductors & Semiconductor Equipment 2.2%
d
Citigroup Global Markets Holdings, Inc. into Intel Corp., 144A, 10%,
10/03/24 .......................................... United States 6,700,000 286,813,859
d
Goldman Sachs International Bank into Texas Instruments, Inc.,
144A, 9%, 11/10/25 .................................. United States 1,670,000 275,361,523
d
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
10%, 11/12/24 ...................................... United States 3,500,000 295,940,357
d
Morgan Stanley Finance II Ltd. into Microchip Technology, Inc.,
144A, 10%, 3/03/25 .................................. United States 1,850,000 160,085,046
d
National Bank of Canada into Analog Devices, Inc., 144A, 8.5%,
7/17/24 ........................................... United States 1,500,000 293,184,200

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Semiconductors & Semiconductor Equipment (continued)
d
UBS AG into Texas Instruments, Inc., 144A, 8.5%, 8/07/24 ...... United States 1,583,000 $ 270,890,366
1,582,275,351
Specialty Retail 0.4%
d
Citigroup Global Markets Holdings, Inc. into Home Depot, Inc. (The),
144A, 8.5%, 6/12/24 ................................. United States 811,000 278,254,350
Total Equity-Linked Securities (Cost $11,250,607,195) ...........................
11,405,092,776
Convertible Preferred Stocks 0.1%
Financial Services 0.1%
b
FNMA, 5.375% ....................................... United States 4,240 38,584,000
b
Total Convertible Preferred Stocks (Cost $339,906,139) ..........................
38,584,000
Preferred Stocks 0.0%
†
Financial Services 0.0%
†
b
FNMA, 8.25%, S ...................................... United States 4,000,000 12,880,000
b
Total Preferred Stocks (Cost $93,801,501) ......................................
12,880,000
Principal
Amount
*
Convertible Bonds 0.0%
†
Media 0.0%
†
DISH Network Corp. , Senior Note , 2.375% , 3/15/24 ............
United States 25,000,000 24,843,750
Total Convertible Bonds (Cost $24,868,427) ....................................
24,843,750
Corporate Bonds 48.1%
Aerospace & Defense 1.8%
Boeing Co. (The) ,
Senior Bond, 3.2%, 3/01/29 ............................ United States 25,000,000 23,395,220
Senior Bond, 3.625%, 2/01/31 .......................... United States 59,000,000 54,827,209
Senior Bond, 3.6%, 5/01/34 ............................ United States 25,000,000 22,104,194
Senior Bond, 3.25%, 2/01/35 ........................... United States 25,000,000 21,100,078
Senior Note, 2.196%, 2/04/26 .......................... United States 45,000,000 42,527,691
Senior Note, 5.04%, 5/01/27 ........................... United States 180,000,000 181,667,297
Senior Note, 3.25%, 2/01/28 ........................... United States 60,000,000 56,962,292
Senior Note, 5.15%, 5/01/30 ........................... United States 390,000,000 397,244,386
RTX Corp. , Senior Bond , 6.1% , 3/15/34 .....................
United States 25,000,000 27,141,331
Textron, Inc. ,
Senior Bond, 3%, 6/01/30 ............................. United States 59,049,000 52,894,658
Senior Bond, 2.45%, 3/15/31 ........................... United States 40,000,000 34,102,531
d
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.25%, 3/15/26 ............... United States 236,000,000 235,831,803
Senior Secured Note, 144A, 6.75%, 8/15/28 ............... United States 100,000,000 102,433,200
Senior Secured Note, 144A, 6.875%, 12/15/30 ............. United States 50,000,000 51,532,750
1,303,764,640
Air Freight & Logistics 0.0%
†
FedEx Corp. , Senior Bond , 2.4% , 5/15/31 ...................
United States 29,000,000 24,977,582
Automobile Components 0.5%
d
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 85,000,000 76,739,632
Goodyear Tire & Rubber Co. (The) ,
Senior Bond, 5%, 5/31/26 ............................. United States 57,000,000 56,158,070

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components (continued)
Goodyear Tire & Rubber Co. (The), (continued)
Senior Bond, 4.875%, 3/15/27 .......................... United States 34,757,000 $ 33,675,456
Senior Bond, 5.25%, 4/30/31 ........................... United States 45,000,000 41,229,054
Senior Note, 5%, 7/15/29 ............................. United States 130,000,000 122,988,593
Senior Note, 5.25%, 7/15/31 ........................... United States 40,500,000 36,796,478
367,587,283
Automobiles 0.9%
Ford Motor Co. ,
Senior Bond, 4.346%, 12/08/26 ......................... United States 80,000,000 78,001,930
Senior Bond, 3.25%, 2/12/32 ........................... United States 150,000,000 124,818,230
e
Senior Bond, 6.1%, 8/19/32 ............................ United States 195,000,000 196,663,149
General Motors Co. ,
Senior Bond, 5%, 10/01/28 ............................ United States 25,000,000 25,220,225
e
Senior Bond, 5.6%, 10/15/32 ........................... United States 35,000,000 35,802,775
Senior Bond, 5.15%, 4/01/38 ........................... United States 140,000,000 132,739,265
d
Volkswagen Group of America Finance LLC , Senior Note , 144A,
1.25% , 11/24/25 ..................................... Germany 97,000,000 90,127,660
683,373,234
Banks 3.6%
Bank of America Corp. ,
f
AA, Junior Sub. Bond, 6.1% to 3/16/25, FRN thereafter, Perpetual United States 70,000,000 69,510,560
f
X, Junior Sub. Bond, 6.25% to 9/04/24, FRN thereafter, Perpetual United States 50,000,000 49,664,470
Senior Bond, 3.419% to 12/19/27, FRN thereafter, 12/20/28 ... United States 45,000,000 42,418,526
Senior Bond, 4.571% to 4/26/32, FRN thereafter, 4/27/33 ..... United States 185,000,000 176,428,499
Barclays plc ,
Senior Bond, 4.375%, 1/12/26 .......................... United Kingdom 27,000,000 26,638,158
Senior Bond, 4.337%, 1/10/28 .......................... United Kingdom 31,000,000 30,135,973
Senior Bond, 2.645% to 6/23/30, FRN thereafter, 6/24/31 ..... United Kingdom 49,000,000 41,353,486
Senior Bond, 5.746% to 8/08/32, FRN thereafter, 8/09/33 ..... United Kingdom 100,000,000 101,242,723
Senior Bond, 7.437% to 11/01/32, FRN thereafter, 11/02/33 .... United Kingdom 75,000,000 84,034,858
g
Senior Bond, FRN, 6.692%, (SOFR + 2.62%), 9/13/34 ........ United Kingdom 70,000,000 74,883,646
Senior Note, 7.325% to 11/01/25, FRN thereafter, 11/02/26 .... United Kingdom 30,000,000 31,010,818
Senior Note, 5.501% to 8/08/27, FRN thereafter, 8/09/28 ...... United Kingdom 80,000,000 80,412,480
Sub. Bond, 7.119% to 6/26/33, FRN thereafter, 6/27/34 ....... United Kingdom 55,000,000 58,649,997
Citigroup, Inc. ,
f,g
D, Junior Sub. Bond, FRN, 9.107%, (3-month SOFR + 3.728%),
Perpetual ......................................... United States 55,000,000 55,206,250
f
M, Junior Sub. Bond, 6.3% to 5/14/24, FRN thereafter, Perpetual United States 95,000,000 94,029,356
Senior Bond, 6.27% to 11/16/32, FRN thereafter, 11/17/33 ..... United States 85,000,000 90,991,029
Sub. Bond, 6.174% to 5/24/33, FRN thereafter, 5/25/34 ....... United States 155,000,000 160,450,026
Fifth Third Bancorp ,
Senior Note, 3.65%, 1/25/24 ........................... United States 72,656,000 72,539,670
Senior Note, 6.339% to 7/26/28, FRN thereafter, 7/27/29 ...... United States 20,000,000 20,831,792
Fifth Third Bank NA , Senior Note , 5.852% to 10/26/24, FRN
thereafter , 10/27/25 .................................. United States 65,185,000 65,035,934
JPMorgan Chase & Co. ,
f,g
Q, Junior Sub. Bond, FRN, 8.889%, (3-month SOFR + 3.512%),
Perpetual ......................................... United States 60,700,000 61,129,756
f,g
R, Junior Sub. Bond, FRN, 8.939%, (3-month SOFR + 3.562%),
Perpetual ......................................... United States 55,000,000 55,618,750
f
S, Junior Sub. Bond, 6.75% to 1/31/24, FRN thereafter, Perpetual United States 65,000,000 64,908,902
Senior Bond, 6.254% to 10/22/33, FRN thereafter, 10/23/34 ... United States 90,000,000 97,611,147
KeyBank NA ,
Senior Note, 5.85%, 11/15/27 .......................... United States 50,000,000 49,999,715
Sub. Bond, 4.9%, 8/08/32 ............................. United States 35,000,000 30,935,102

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 6.037% to 10/27/32, FRN thereafter, 10/28/33 ... United States 70,000,000 $ 73,174,575
Senior Bond, 5.068% to 1/23/33, FRN thereafter, 1/24/34 ..... United States 40,000,000 39,158,756
Senior Note, 5.582% to 6/11/28, FRN thereafter, 6/12/29 ...... United States 20,000,000 20,440,516
Royal Bank of Canada , Senior Bond , 5% , 2/01/33 .............
Canada 50,000,000 50,872,260
Truist Bank , Sub. Bond , 2.25% , 3/11/30 .....................
United States 42,645,000 35,378,823
Truist Financial Corp. ,
Senior Bond, 5.122% to 1/25/33, FRN thereafter, 1/26/34 ..... United States 55,000,000 53,297,707
Senior Note, 6.047% to 6/07/26, FRN thereafter, 6/08/27 ...... United States 45,000,000 45,815,109
Sub. Bond, 4.916% to 7/27/32, FRN thereafter, 7/28/33 ....... United States 95,000,000 88,518,774
US Bancorp ,
Senior Bond, 5.85% to 10/20/32, FRN thereafter, 10/21/33 .... United States 45,000,000 46,387,708
Senior Bond, 5.836% to 6/09/33, FRN thereafter, 6/12/34 ..... United States 35,000,000 36,118,880
Senior Note, 5.775% to 6/11/28, FRN thereafter, 6/12/29 ...... United States 40,000,000 41,122,469
Wells Fargo & Co. ,
f,g
S, Junior Sub. Bond, FRN, 5.9%, (3-month USD LIBOR + 3.11%),
Perpetual ......................................... United States 60,000,000 59,517,450
Senior Bond, 4.897% to 7/24/32, FRN thereafter, 7/25/33 ..... United States 50,000,000 48,737,103
Senior Bond, 5.557% to 7/24/33, FRN thereafter, 7/25/34 ..... United States 90,000,000 91,676,739
Senior Bond, 6.491% to 10/22/33, FRN thereafter, 10/23/34 ... United States 60,000,000 65,307,949
2,581,196,441
Beverages 0.2%
Coca-Cola Co. (The) , Senior Bond , 1.65% , 6/01/30 ............
United States 130,000,000 111,396,586
Constellation Brands, Inc. , Senior Bond , 3.15% , 8/01/29 ........
United States 35,000,000 32,555,570
143,952,156
Biotechnology 0.3%
AbbVie, Inc. ,
Senior Bond, 4.5%, 5/14/35 ............................ United States 45,000,000 44,040,415
Senior Note, 3.2%, 11/21/29 ........................... United States 70,000,000 65,467,876
Amgen, Inc. ,
Senior Bond, 2.45%, 2/21/30 ........................... United States 25,000,000 22,181,248
Senior Bond, 5.25%, 3/02/33 ........................... United States 50,000,000 51,279,791
Senior Note, 5.25%, 3/02/30 ........................... United States 20,000,000 20,569,239
203,538,569
Broadline Retail 0.1%
Amazon.com, Inc. , Senior Bond , 3.6% , 4/13/32 ...............
United States 67,500,000 64,328,812
Building Products 0.4%
d,e
AmeriTex HoldCo Intermediate LLC , Senior Secured Note , 144A,
10.25% , 10/15/28 .................................... United States 50,000,000 51,312,500
d
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 50,000,000 50,816,207
Carrier Global Corp. ,
Senior Bond, 2.7%, 2/15/31 ............................ United States 22,500,000 19,668,989
Senior Note, 2.722%, 2/15/30 .......................... United States 98,200,000 87,904,288
d
Emerald Debt Merger Sub LLC , Senior Secured Note , 144A,
6.625% , 12/15/30 .................................... United States 50,000,000 51,131,000
Johnson Controls International plc / Tyco Fire & Security Finance
SCA , Senior Bond , 4.9% , 12/01/32 ....................... United States 39,500,000 39,942,972
300,775,956
Capital Markets 1.2%
Brookfield Finance, Inc. , Senior Bond , 4.85% , 3/29/29 ..........
Canada 38,708,000 38,509,962

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Charles Schwab Corp. (The) ,
Senior Bond, 5.853% to 5/18/33, FRN thereafter, 5/19/34 ..... United States 30,000,000 $ 30,983,481
Senior Bond, 6.136% to 8/23/33, FRN thereafter, 8/24/34 ..... United States 30,000,000 31,633,794
Senior Note, 5.643% to 5/18/28, FRN thereafter, 5/19/29 ...... United States 25,000,000 25,658,153
Senior Note, 6.196% to 11/16/28, FRN thereafter, 11/17/29 .... United States 40,000,000 41,969,900
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 2.65% to 10/20/31, FRN thereafter, 10/21/32 .... United States 124,600,000 103,874,313
Senior Bond, 6.561% to 10/23/33, FRN thereafter, 10/24/34 ... United States 100,000,000 109,934,313
Sub. Bond, 6.75%, 10/01/37 ........................... United States 60,000,000 66,102,471
Morgan Stanley ,
Senior Bond, 6.342% to 10/17/32, FRN thereafter, 10/18/33 ... United States 35,000,000 37,756,988
Senior Bond, 5.25% to 4/20/33, FRN thereafter, 4/21/34 ...... United States 251,000,000 251,092,338
Senior Bond, 6.627% to 10/31/33, FRN thereafter, 11/01/34 .... United States 40,000,000 44,307,942
Sub. Bond, 5.948% to 1/18/33, FRN thereafter, 1/19/38 ....... United States 67,095,000 67,881,977
849,705,632
Chemicals 1.0%
Celanese US Holdings LLC ,
Senior Bond, 6.379%, 7/15/32 .......................... United States 50,000,000 52,897,869
Senior Note, 6.165%, 7/15/27 .......................... United States 40,000,000 41,036,794
Senior Note, 6.55%, 11/15/30 .......................... United States 20,000,000 21,167,472
d
Consolidated Energy Finance SA , Senior Note , 144A, 6.5% , 5/15/26 Switzerland 114,850,000 104,970,603
d
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 25,000,000 23,352,375
e
Dow Chemical Co. (The) , Senior Bond , 6.3% , 3/15/33 .......... United States 35,000,000 38,584,196
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .......
United States 25,000,000 24,113,398
d
International Flavors & Fragrances, Inc. ,
Senior Bond, 144A, 2.3%, 11/01/30 ...................... United States 130,000,000 107,601,139
Senior Note, 144A, 1.832%, 10/15/27 .................... United States 20,000,000 17,545,392
d
Olin Corp. , Senior Note , 144A, 9.5% , 6/01/25 ................ United States 30,000,000 30,988,225
d
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 .. United States 35,000,000 34,256,250
d
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 717,000 695,031
d
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 112,500,000 105,139,339
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 143,500,000 134,395,836
736,743,919
Commercial Services & Supplies 0.3%
d
ADT Security Corp. (The) , Senior Secured Note , 144A, 4.125% ,
8/01/29 ........................................... United States 20,000,000 18,427,001
d
APX Group, Inc. ,
Senior Note, 144A, 5.75%, 7/15/29 ...................... United States 80,000,000 74,683,096
Senior Secured Note, 144A, 6.75%, 2/15/27 ............... United States 140,000,000 139,847,400
232,957,497
Communications Equipment 0.9%
d
CommScope Technologies LLC ,
Senior Bond, 144A, 6%, 6/15/25 ........................ United States 313,000,000 255,389,220
Senior Bond, 144A, 5%, 3/15/27 ........................ United States 50,000,000 20,859,250
d
CommScope, Inc. ,
Senior Note, 144A, 8.25%, 3/01/27 ...................... United States 160,000,000 84,625,600
Senior Note, 144A, 7.125%, 7/01/28 ..................... United States 150,000,000 71,397,750
Senior Secured Note, 144A, 6%, 3/01/26 .................. United States 219,085,000 195,467,637
Senior Secured Note, 144A, 4.75%, 9/01/29 ............... United States 45,454,000 30,560,794
658,300,251

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Construction & Engineering 0.1%
Quanta Services, Inc. , Senior Bond , 2.9% , 10/01/30 ...........
United States 110,000,000 $ 96,583,883
Consumer Finance 2.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Note , 5.75% , 6/06/28 ................................. Ireland 40,000,000 40,975,318
Capital One Financial Corp. ,
Senior Bond, 3.8%, 1/31/28 ............................ United States 27,300,000 25,941,487
Senior Bond, 5.268% to 5/09/32, FRN thereafter, 5/10/33 ..... United States 50,000,000 49,095,233
Senior Bond, 5.817% to 1/31/33, FRN thereafter, 2/01/34 ..... United States 85,000,000 84,636,715
Senior Note, 4.985% to 7/23/25, FRN thereafter, 7/24/26 ...... United States 20,000,000 19,779,431
Senior Note, 4.927% to 5/09/27, FRN thereafter, 5/10/28 ...... United States 159,532,733 156,885,543
Senior Note, 6.312% to 6/07/28, FRN thereafter, 6/08/29 ...... United States 75,000,000 76,977,476
Senior Note, 5.247% to 7/25/29, FRN thereafter, 7/26/30 ...... United States 40,000,000 39,340,848
Senior Note, 7.624% to 10/29/30, FRN thereafter, 10/30/31 .... United States 40,000,000 43,993,206
Sub. Bond, 4.2%, 10/29/25 ............................ United States 83,500,000 81,932,582
Sub. Bond, 3.75%, 7/28/26 ............................ United States 92,800,000 88,923,159
Ford Motor Credit Co. LLC ,
Senior Bond, 4.134%, 8/04/25 .......................... United States 50,000,000 48,628,139
Senior Bond, 5.113%, 5/03/29 .......................... United States 85,000,000 82,734,697
Senior Note, 2.3%, 2/10/25 ............................ United States 35,000,000 33,683,023
Senior Note, 5.125%, 6/16/25 .......................... United States 108,015,000 106,704,159
Senior Note, 3.375%, 11/13/25 ......................... United States 32,000,000 30,636,256
Senior Note, 6.95%, 6/10/26 ........................... United States 35,000,000 35,925,810
Senior Note, 2.7%, 8/10/26 ............................ United States 60,000,000 55,598,027
Senior Note, 4.95%, 5/28/27 ........................... United States 115,000,000 112,280,734
Senior Note, 6.8%, 5/12/28 ............................ United States 92,000,000 96,156,317
Senior Note, 7.35%, 3/06/30 ........................... United States 45,000,000 48,379,424
General Motors Financial Co., Inc. ,
Senior Bond, 4.35%, 1/17/27 ........................... United States 40,000,000 39,226,806
Senior Bond, 3.6%, 6/21/30 ............................ United States 37,720,000 34,252,158
Senior Bond, 3.1%, 1/12/32 ............................ United States 80,000,000 68,150,186
Senior Bond, 6.4%, 1/09/33 ............................ United States 50,000,000 53,244,164
Senior Note, 5%, 4/09/27 ............................. United States 50,000,000 49,917,957
Senior Note, 5.8%, 6/23/28 ............................ United States 50,000,000 51,415,976
Senior Note, 5.8%, 1/07/29 ............................ United States 75,000,000 76,801,932
Senior Note, 4.3%, 4/06/29 ............................ United States 69,000,000 66,513,944
Senior Note, 5.85%, 4/06/30 ........................... United States 20,000,000 20,641,112
John Deere Capital Corp. , Senior Bond , 4.35% , 9/15/32 ........
United States 40,000,000 39,945,289
1,859,317,108
Consumer Staples Distribution & Retail 0.2%
d
7-Eleven, Inc. , Senior Bond , 144A, 1.8% , 2/10/31 ............. United States 85,000,000 69,130,405
Target Corp. , Senior Bond , 4.5% , 9/15/32 ...................
United States 90,000,000 90,952,188
160,082,593
Containers & Packaging 1.4%
d,h
ARD Finance SA , Senior Secured Note , 144A, PIK, 6.5% , 6/30/27 . Luxembourg 25,144,215 11,774,659
d
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , 144A, 4% , 9/01/29 ....... United States 36,875,000 31,260,283
d
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 287,440,000 223,639,731
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 25,669,000 24,984,711
Senior Secured Note, 144A, 4.125%, 8/15/26 .............. United States 103,000,000 94,074,535
d
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ..................... United States 325,000,000 319,357,968
Senior Secured Note, 144A, 7.875%, 8/15/26 .............. United States 265,000,000 269,923,965

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
d
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 55,000,000 $ 51,459,375
d
Sealed Air Corp. , Senior Note , 144A, 6.125% , 2/01/28 .......... United States 20,000,000 20,185,240
1,046,660,467
Diversified REITs 0.3%
VICI Properties LP ,
Senior Bond, 5.125%, 5/15/32 .......................... United States 60,000,000 58,555,416
Senior Note, 4.95%, 2/15/30 ........................... United States 63,357,000 61,539,288
d
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 4.25% ,
12/01/26 .......................................... United States 100,000,000 96,298,430
216,393,134
Diversified Telecommunication Services 0.2%
d
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 5.125% , 5/01/27 ................................ United States 70,000,000 67,675,622
Verizon Communications, Inc. , Senior Bond , 4.016% , 12/03/29 ...
United States 50,000,000 48,379,859
116,055,481
Electric Utilities 2.0%
American Electric Power Co., Inc. ,
Senior Bond, 5.95%, 11/01/32 .......................... United States 30,000,000 32,043,005
Senior Bond, 5.625%, 3/01/33 .......................... United States 30,000,000 31,271,432
Duke Energy Corp. , Senior Bond , 4.5% , 8/15/32 ..............
United States 56,891,000 55,110,909
NextEra Energy Capital Holdings, Inc. , Senior Note , 1.875% , 1/15/27
United States 65,000,000 59,815,241
NRG Energy, Inc. ,
d
Senior Bond, 144A, 3.625%, 2/15/31 ..................... United States 65,000,000 55,924,954
Senior Note, 5.75%, 1/15/28 ........................... United States 18,075,000 18,019,873
d
Senior Note, 144A, 3.375%, 2/15/29 ..................... United States 38,300,000 33,870,394
d
Senior Secured Bond, 144A, 7%, 3/15/33 ................. United States 30,000,000 31,743,900
d
Senior Secured Note, 144A, 2.45%, 12/02/27 .............. United States 30,000,000 27,070,222
Pacific Gas and Electric Co. ,
Senior Bond, 4.55%, 7/01/30 ........................... United States 136,500,000 130,127,087
Senior Bond, 6.15%, 1/15/33 ........................... United States 50,000,000 51,882,408
Senior Bond, 6.4%, 6/15/33 ............................ United States 30,000,000 31,596,411
Senior Note, 4.95%, 6/08/25 ........................... United States 19,250,000 19,138,447
Senior Note, 3.15%, 1/01/26 ........................... United States 50,000,000 47,978,913
Senior Note, 6.1%, 1/15/29 ............................ United States 49,000,000 50,750,856
PG&E Corp. , Senior Secured Note , 5% , 7/01/28 ..............
United States 107,284,000 104,452,371
Southern Co. (The) ,
Senior Bond, 5.7%, 10/15/32 ........................... United States 45,000,000 47,273,951
Senior Bond, 5.2%, 6/15/33 ............................ United States 50,000,000 51,042,152
Senior Note, 4.85%, 6/15/28 ........................... United States 55,000,000 55,448,760
d
Vistra Operations Co. LLC ,
Senior Note, 144A, 5.5%, 9/01/26 ....................... United States 109,160,000 107,840,332
Senior Note, 144A, 5%, 7/31/27 ........................ United States 62,345,000 60,738,145
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 114,000,000 106,546,543
Senior Note, 144A, 7.75%, 10/15/31 ..................... United States 79,000,000 82,107,781
Senior Secured Bond, 144A, 4.3%, 7/15/29 ................ United States 35,000,000 32,798,757
Senior Secured Bond, 144A, 6.95%, 10/15/33 .............. United States 75,000,000 79,021,575
Senior Secured Note, 144A, 3.55%, 7/15/24 ............... United States 25,000,000 24,654,505
Senior Secured Note, 144A, 3.7%, 1/30/27 ................ United States 33,500,000 31,754,881
1,460,023,805
Electrical Equipment 0.1%
d
Regal Rexnord Corp. ,
Senior Bond, 144A, 6.4%, 4/15/33 ....................... United States 60,000,000 62,585,032

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electrical Equipment (continued)
d
Regal Rexnord Corp., (continued)
Senior Note, 144A, 6.3%, 2/15/30 ....................... United States 25,000,000 $ 25,670,337
88,255,369
Electronic Equipment, Instruments & Components 0.1%
Flex Ltd. , Senior Note , 4.75% , 6/15/25 .....................
United States 50,000,000 49,422,184
Energy Equipment & Services 0.5%
d
Schlumberger Holdings Corp. , Senior Note , 144A, 3.9% , 5/17/28 .. United States 42,500,000 41,297,404
d
Weatherford International Ltd. ,
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 245,000,000 256,016,180
e
Senior Secured Note, 144A, 6.5%, 9/15/28 ................ United States 58,256,000 60,336,845
357,650,429
Entertainment 0.5%
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 100,000,000 99,589,190
Senior Bond, 4.875%, 4/15/28 .......................... United States 89,300,000 90,551,272
Senior Bond, 5.875%, 11/15/28 ......................... United States 50,000,000 52,764,150
Warnermedia Holdings, Inc. , WI , Senior Note , 4.279% , 3/15/32 ...
United States 100,000,000 91,552,214
334,456,826
Financial Services 0.3%
Fiserv, Inc. ,
Senior Bond, 4.2%, 10/01/28 ........................... United States 52,000,000 50,882,168
Senior Bond, 3.5%, 7/01/29 ............................ United States 40,000,000 37,661,411
Senior Bond, 2.65%, 6/01/30 ........................... United States 38,000,000 33,433,204
Senior Bond, 5.6%, 3/02/33 ............................ United States 30,000,000 31,337,998
d
Woodside Finance Ltd. , Senior Bond , 144A, 4.5% , 3/04/29 ...... Australia 100,000,000 96,170,462
249,485,243
Food Products 0.6%
d
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ....... United States 30,000,000 30,042,300
d
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL ,
Senior Bond , 144A, 6.75% , 3/15/34 ...................... United States 50,000,000 52,729,750
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Note, 5.125%, 2/01/28 .......................... United States 30,000,000 29,852,286
Senior Note, 5.75%, 4/01/33 ........................... United States 110,000,000 109,102,015
Pilgrim's Pride Corp. ,
Senior Bond, 6.25%, 7/01/33 ........................... United States 68,000,000 70,051,832
Senior Bond, 6.875%, 5/15/34 .......................... United States 40,000,000 43,233,320
d
Post Holdings, Inc. ,
Senior Bond, 144A, 5.625%, 1/15/28 ..................... United States 59,800,000 59,302,051
Senior Bond, 144A, 4.5%, 9/15/31 ....................... United States 50,000,000 44,876,065
439,189,619
Ground Transportation 0.3%
d
Ashtead Capital, Inc. ,
Senior Bond, 144A, 4.375%, 8/15/27 ..................... United Kingdom 34,500,000 33,168,394
Senior Bond, 144A, 5.55%, 5/30/33 ...................... United Kingdom 55,000,000 54,471,872
Senior Bond, 144A, 5.95%, 10/15/33 ..................... United Kingdom 35,000,000 35,687,004
Union Pacific Corp. , Senior Bond , 4.5% , 1/20/33 ..............
United States 73,000,000 73,452,783
196,780,053
Health Care Equipment & Supplies 0.8%
d
Bausch & Lomb Escrow Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 .......................................... United States 45,000,000 47,528,550

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies (continued)
DENTSPLY SIRONA, Inc. , Senior Bond , 3.25% , 6/01/30 ........
United States 51,249,000 $ 45,326,165
GE HealthCare Technologies, Inc. , WI , Senior Note , 5.905% ,
11/22/32 .......................................... United States 105,000,000 112,051,069
d
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 90,000,000 84,952,476
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 285,000,000 258,025,947
547,884,207
Health Care Providers & Services 7.9%
Centene Corp. ,
Senior Bond, 2.5%, 3/01/31 ............................ United States 35,000,000 29,208,241
Senior Note, 4.25%, 12/15/27 .......................... United States 81,745,000 78,827,786
Senior Note, 4.625%, 12/15/29 ......................... United States 166,100,000 159,453,077
Senior Note, 3.375%, 2/15/30 .......................... United States 47,000,000 42,228,804
d
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 500,000,000 323,208,145
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 600,000,000 389,232,000
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 565,000,000 347,862,025
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 272,569,000 271,906,031
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 274,000,000 254,941,327
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 372,000,000 359,435,588
Senior Secured Note, 144A, 10.875%, 1/15/32 ............. United States 400,000,000 418,552,000
CVS Health Corp. ,
Senior Bond, 4.3%, 3/25/28 ............................ United States 25,000,000 24,591,686
Senior Bond, 1.875%, 2/28/31 .......................... United States 70,000,000 57,640,296
Senior Bond, 5.25%, 2/21/33 ........................... United States 145,000,000 148,278,708
Senior Bond, 4.78%, 3/25/38 ........................... United States 61,925,000 58,705,773
Senior Bond, 5.05%, 3/25/48 ........................... United States 40,000,000 37,446,973
d
DaVita, Inc. ,
Senior Bond, 144A, 3.75%, 2/15/31 ...................... United States 100,000,000 82,288,040
Senior Note, 144A, 4.625%, 6/01/30 ..................... United States 313,500,000 273,959,750
d
Fresenius Medical Care US Finance III, Inc. ,
Senior Bond, 144A, 2.375%, 2/16/31 ..................... Germany 30,000,000 23,208,177
Senior Bond, 144A, 3%, 12/01/31 ....................... Germany 30,941,000 24,375,089
HCA, Inc. ,
Senior Bond, 5%, 3/15/24 ............................. United States 114,800,000 114,601,916
Senior Bond, 5.625%, 9/01/28 .......................... United States 115,000,000 117,767,879
Senior Bond, 4.125%, 6/15/29 .......................... United States 38,500,000 36,835,956
Senior Bond, 2.375%, 7/15/31 .......................... United States 28,716,000 23,679,468
Senior Bond, 5.5%, 6/01/33 ............................ United States 80,000,000 81,289,900
WI, Senior Note, 3.625%, 3/15/32 ....................... United States 82,954,000 74,208,968
Humana, Inc. , Senior Bond , 5.875% , 3/01/33 .................
United States 35,000,000 37,303,551
d
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ........ Italy 35,000,000 32,025,000
d
MPH Acquisition Holdings LLC ,
e
Senior Note, 144A, 5.75%, 11/01/28 ..................... United States 140,000,000 113,903,589
Senior Secured Note, 144A, 5.5%, 9/01/28 ................ United States 175,000,000 156,897,125
Quest Diagnostics, Inc. , Senior Bond , 2.95% , 6/30/30 ..........
United States 58,755,000 52,620,772
Tenet Healthcare Corp. ,
Secured Note, 6.25%, 2/01/27 .......................... United States 100,000,000 100,560,600
Senior Bond, 6.875%, 11/15/31 ......................... United States 55,258,000 56,814,631
Senior Note, 6.125%, 10/01/28 ......................... United States 475,000,000 474,073,750
Senior Secured Note, 4.25%, 6/01/29 .................... United States 130,000,000 121,171,414
Senior Secured Note, 4.375%, 1/15/30 ................... United States 32,000,000 29,690,221
Senior Secured Note, 6.125%, 6/15/30 ................... United States 396,000,000 400,885,452
d
Senior Secured Note, 144A, 6.75%, 5/15/31 ............... United States 159,775,000 163,497,757

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. , Senior Bond , 5.35% , 2/15/33 .........
United States 125,000,000 $ 132,293,301
5,725,470,766
Health Care REITs 0.1%
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5.25%, 8/01/26 ........................... United States 13,000,000 11,636,079
Senior Bond, 5%, 10/15/27 ............................ United States 70,000,000 57,241,933
68,878,012
Health Care Technology 0.1%
d,h
Multiplan Corp. , Senior Note , 144A, PIK, 6% , 10/15/27 ......... United States 160,000,000 106,240,000
Hotels, Restaurants & Leisure 2.8%
d
Caesars Entertainment, Inc. ,
Senior Note, 144A, 8.125%, 7/01/27 ..................... United States 99,750,000 102,321,954
Senior Note, 144A, 4.625%, 10/15/29 .................... United States 115,000,000 103,872,209
Senior Secured Note, 144A, 6.25%, 7/01/25 ............... United States 194,759,000 195,435,593
Senior Secured Note, 144A, 7%, 2/15/30 .................. United States 52,000,000 53,355,224
d
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 150,000,000 152,805,900
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 205,000,000 200,117,617
Senior Note, 144A, 10.5%, 6/01/30 ...................... United States 65,000,000 71,144,450
d
Everi Holdings, Inc. , Senior Note , 144A, 5% , 7/15/29 ........... United States 15,000,000 13,634,340
Expedia Group, Inc. ,
Senior Bond, 3.8%, 2/15/28 ............................ United States 57,000,000 54,999,036
Senior Note, 5%, 2/15/26 ............................. United States 30,000,000 29,983,023
Senior Note, 3.25%, 2/15/30 ........................... United States 60,000,000 55,040,264
d
Senior Note, 144A, 6.25%, 5/01/25 ...................... United States 54,596,000 55,159,455
d
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note, 144A, 6.75%, 1/15/30 ...................... United States 75,000,000 65,936,063
Senior Secured Note, 144A, 4.625%, 1/15/29 .............. United States 155,000,000 140,779,525
Marriott International, Inc. ,
Senior Note, 5%, 10/15/27 ............................ United States 25,000,000 25,311,157
Senior Note, 4.9%, 4/15/29 ............................ United States 20,000,000 20,143,306
McDonald's Corp. , Senior Bond , 4.6% , 9/09/32 ...............
United States 50,000,000 50,505,985
d,e
Penn Entertainment, Inc. , Senior Note , 144A, 4.125% , 7/01/29 ... United States 40,000,000 34,245,755
d
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond, 144A, 5.5%, 3/01/25 ....................... United States 440,000,000 438,036,544
Senior Bond, 144A, 5.25%, 5/15/27 ...................... United States 150,000,000 146,088,510
d
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ........................... United States 30,000,000 31,277,460
2,040,193,370
Household Durables 0.2%
KB Home , Senior Note , 7.25% , 7/15/30 .....................
United States 20,000,000 20,727,260
Lennar Corp. , Senior Note , 4.5% , 4/30/24 ...................
United States 44,675,000 44,450,407
Shea Homes LP / Shea Homes Funding Corp. ,
Senior Note, 4.75%, 2/15/28 ........................... United States 34,630,000 32,595,314
Senior Note, 4.75%, 4/01/29 ........................... United States 49,895,000 46,164,850
143,937,831
Household Products 0.1%
d
Energizer Holdings, Inc. ,
Senior Note, 144A, 6.5%, 12/31/27 ...................... United States 20,000,000 20,020,619
Senior Note, 144A, 4.75%, 6/15/28 ...................... United States 24,000,000 22,214,098
42,234,717

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers 0.4%
d
Calpine Corp. ,
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 142,000,000 $ 136,235,283
Senior Secured Note, 144A, 4.5%, 2/15/28 ................ United States 100,000,000 95,177,470
d,f
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/14/26, FRN
thereafter , Perpetual ................................. United States 90,000,000 88,773,300
320,186,053
Insurance 0.2%
d
Five Corners Funding Trust III , Senior Note , 144A, 5.791% , 2/15/33 United States 30,000,000 31,886,596
d
Northwestern Mutual Global Funding , Secured Note , 144A, 4.35% ,
9/15/27 ........................................... United States 40,000,000 39,482,946
Prudential Financial, Inc. , Junior Sub. Bond , 5.7% to 9/14/28, FRN
thereafter , 9/15/48 ................................... United States 65,000,000 62,532,275
133,901,817
Interactive Media & Services 0.1%
Meta Platforms, Inc. , Senior Note , 3.85% , 8/15/32 .............
United States 65,000,000 61,850,223
d
ZipRecruiter, Inc. , Senior Note , 144A, 5% , 1/15/30 ............. United States 30,000,000 26,226,317
88,076,540
IT Services 0.1%
Twilio, Inc. ,
Senior Bond, 3.875%, 3/15/31 .......................... United States 40,000,000 35,700,600
Senior Note, 3.625%, 3/15/29 .......................... United States 45,000,000 41,101,947
76,802,547
Machinery 0.1%
Parker-Hannifin Corp. , Senior Bond , 3.25% , 6/14/29 ...........
United States 43,000,000 40,487,470
d
TK Elevator US Newco, Inc. , Senior Secured Note , 144A, 5.25% ,
7/15/27 ........................................... Germany 35,000,000 34,406,294
74,893,764
Media 0.9%
d
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 179,000,000 154,504,620
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 90,000,000 85,973,112
CSC Holdings LLC , Senior Bond , 5.25% , 6/01/24 .............
United States 35,000,000 34,287,439
DISH DBS Corp. ,
Senior Note, 5.875%, 11/15/24 ......................... United States 120,000,000 112,625,718
d
Senior Secured Note, 144A, 5.25%, 12/01/26 .............. United States 10,000,000 8,586,250
d
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ....... United States 55,000,000 50,651,287
d
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 76,426,000 76,207,057
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 60,000,000 59,879,862
Senior Secured Note, 144A, 8%, 8/15/28 .................. United States 30,000,000 30,970,500
Senior Secured Note, 144A, 7.375%, 6/30/30 .............. United States 20,000,000 19,965,942
633,651,787
Metals & Mining 1.2%
d
Alcoa Nederland Holding BV ,
Senior Note, 144A, 5.5%, 12/15/27 ...................... United States 104,742,000 102,205,578
e
Senior Note, 144A, 4.125%, 3/31/29 ..................... United States 101,547,000 94,313,665
ArcelorMittal SA ,
Senior Bond, 6.8%, 11/29/32 ........................... Luxembourg 55,000,000 59,516,627
Senior Note, 6.55%, 11/29/27 .......................... Luxembourg 25,000,000 26,270,110
d
Cleveland-Cliffs, Inc. ,
Senior Bond, 144A, 4.875%, 3/01/31 ..................... United States 25,000,000 22,632,890

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
d
Cleveland-Cliffs, Inc., (continued)
Senior Secured Note, 144A, 6.75%, 3/15/26 ............... United States 50,000,000 $ 50,247,150
d
First Quantum Minerals Ltd. ,
Senior Note, 144A, 7.5%, 4/01/25 ....................... Zambia 36,000,000 34,358,585
Senior Note, 144A, 8.625%, 6/01/31 ..................... Zambia 55,000,000 46,681,250
d
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond, 144A, 4.375%, 4/01/31 ..................... Australia 120,000,000 109,931,256
Senior Bond, 144A, 6.125%, 4/15/32 ..................... Australia 22,500,000 22,693,365
Senior Note, 144A, 5.875%, 4/15/30 ..................... Australia 50,000,000 49,611,391
Freeport-McMoRan, Inc. ,
Senior Bond, 5.25%, 9/01/29 ........................... United States 61,402,000 62,128,140
Senior Bond, 5.4%, 11/14/34 ........................... United States 35,000,000 35,281,610
d
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 ...... Australia 100,000,000 85,873,316
d
Mineral Resources Ltd. ,
Senior Note, 144A, 8%, 11/01/27 ........................ Australia 20,000,000 20,532,536
Senior Note, 144A, 8.5%, 5/01/30 ....................... Australia 35,000,000 36,530,940
858,808,409
Multi-Utilities 0.2%
Dominion Energy, Inc. ,
A, Senior Note, 4.35%, 8/15/32 ......................... United States 30,000,000 28,985,142
C, Senior Note, 3.375%, 4/01/30 ........................ United States 30,000,000 27,637,319
NiSource, Inc. , Senior Bond , 3.6% , 5/01/30 ..................
United States 33,750,000 31,423,675
Sempra , Senior Bond , 5.5% , 8/01/33 .......................
United States 35,000,000 36,305,481
Southern Co. Gas Capital Corp. , Senior Bond , 5.15% , 9/15/32 ...
United States 40,000,000 40,584,517
164,936,134
Oil, Gas & Consumable Fuels 2.4%
BP Capital Markets America, Inc. ,
Senior Bond, 4.234%, 11/06/28 ......................... United States 28,705,000 28,558,211
Senior Bond, 3.633%, 4/06/30 .......................... United States 46,500,000 44,543,652
Senior Bond, 2.721%, 1/12/32 .......................... United States 25,000,000 21,792,819
d
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 11%, 4/15/25 ........................ United States 255,000,000 258,729,533
Senior Note, 144A, 8.125%, 1/15/27 ..................... United States 95,000,000 93,430,125
Senior Note, 144A, 9.75%, 7/15/28 ...................... United States 69,000,000 68,608,822
Senior Secured Note, 144A, 9.25%, 7/15/24 ............... United States 111,402,000 111,816,972
Cheniere Corpus Christi Holdings LLC ,
Senior Secured Note, 5.125%, 6/30/27 ................... United States 87,973,000 88,462,221
Senior Secured Note, 3.7%, 11/15/29 .................... United States 107,245,000 101,361,649
d
Cheniere Energy Partners LP , Senior Bond , 144A, 5.95% , 6/30/33 . United States 30,000,000 30,839,700
Chevron Corp. , Senior Bond , 2.236% , 5/11/30 ................
United States 40,000,000 35,455,866
d
CITGO Petroleum Corp. ,
Senior Secured Note, 144A, 7%, 6/15/25 .................. United States 33,224,000 33,198,328
Senior Secured Note, 144A, 6.375%, 6/15/26 .............. United States 30,000,000 29,934,396
d
Civitas Resources, Inc. , Senior Note , 144A, 8.75% , 7/01/31 ...... United States 25,000,000 26,644,925
Energy Transfer LP ,
Senior Bond, 5.75%, 2/15/33 ........................... United States 30,000,000 30,969,720
Senior Bond, 6.55%, 12/01/33 .......................... United States 25,000,000 27,166,125
d
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A, 6% ,
4/15/30 ........................................... United States 25,000,000 24,278,913
Kinder Morgan, Inc. , Senior Bond , 5.2% , 6/01/33 ..............
United States 87,000,000 86,523,817
d
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 27,500,000 27,015,230
Occidental Petroleum Corp. ,
Senior Bond, 6.625%, 9/01/30 .......................... United States 80,000,000 85,178,400
Senior Bond, 6.125%, 1/01/31 .......................... United States 52,000,000 54,049,181
Senior Note, 5.5%, 12/01/25 ........................... United States 30,000,000 30,012,633

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp., (continued)
Senior Note, 6.375%, 9/01/28 .......................... United States 60,000,000 $ 63,104,983
d
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.125% ,
6/01/28 ........................................... United States 55,000,000 55,594,385
Williams Cos., Inc. (The) ,
Senior Bond, 3.5%, 11/15/30 ........................... United States 130,000,000 119,075,733
Senior Bond, 2.6%, 3/15/31 ............................ United States 61,000,000 52,189,019
Senior Bond, 4.65%, 8/15/32 ........................... United States 45,000,000 43,893,967
Senior Bond, 5.65%, 3/15/33 ........................... United States 55,000,000 57,489,815
1,729,919,140
Passenger Airlines 1.7%
d
American Airlines Group, Inc. , Senior Note , 144A, 3.75% , 3/01/25 . United States 64,000,000 62,428,211
d
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% , 5/15/29 United States 75,000,000 79,246,800
d
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 208,333,334 206,983,646
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 152,850,000 149,167,446
d
Delta Air Lines, Inc. / SkyMiles IP Ltd. ,
Senior Secured Note, 144A, 4.5%, 10/20/25 ............... United States 52,421,547 51,645,474
Senior Secured Note, 144A, 4.75%, 10/20/28 .............. United States 341,718,000 336,269,050
d
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 136,850,000 137,338,418
d
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 69,462,000 67,738,668
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 116,643,000 109,210,555
1,200,028,268
Personal Care Products 0.2%
d
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ......... United States 30,000,000 31,073,550
Haleon US Capital LLC ,
Senior Note, 3.375%, 3/24/29 .......................... United States 30,000,000 28,392,870
Senior Note, 3.625%, 3/24/32 .......................... United States 65,043,000 60,033,597
119,500,017
Pharmaceuticals 2.4%
d
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 467,060,000 455,782,836
d
Bausch Health Cos., Inc. ,
Secured Note, 144A, 14%, 10/15/30 ..................... United States 164,340,000 92,246,959
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 165,000,000 111,549,900
Senior Secured Note, 144A, 11%, 9/30/28 ................. United States 710,000,000 517,930,800
Bristol-Myers Squibb Co. , Senior Note , 3.9% , 2/20/28 ..........
United States 30,000,000 29,492,906
d,i
Endo Dac / Endo Finance LLC / Endo Finco, Inc. , Senior Secured
Note , 144A, 5.875% , 10/15/24 .......................... United States 47,500,000 30,518,750
d,i
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 66,355,000 42,528,247
d,i
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 8.5% , 4/01/27 United States 193,401,000 123,972,942
Royalty Pharma plc ,
Senior Bond, 2.15%, 9/02/31 ........................... United States 45,800,000 37,430,572
Senior Note, 2.2%, 9/02/30 ............................ United States 35,000,000 29,433,638
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 7.125%, 1/31/25 .......................... Israel 27,220,000 27,478,509
Senior Note, 6.75%, 3/01/28 ........................... Israel 26,000,000 26,598,000
Senior Note, 7.875%, 9/15/29 .......................... Israel 25,000,000 26,975,275
Senior Note, 8.125%, 9/15/31 .......................... Israel 30,000,000 32,754,930
Utah Acquisition Sub, Inc. , Senior Note , 3.95% , 6/15/26 .........
United States 115,500,000 111,671,504

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Viatris, Inc. , Senior Note , 2.7% , 6/22/30 .....................
United States 40,000,000 $ 33,884,698
1,730,250,466
Semiconductors & Semiconductor Equipment 1.0%
Broadcom, Inc. ,
Senior Bond, 4.15%, 11/15/30 .......................... United States 20,000,000 19,114,336
Senior Bond, 4.3%, 11/15/32 ........................... United States 140,000,000 134,383,574
d
Senior Bond, 144A, 2.45%, 2/15/31 ...................... United States 80,000,000 68,454,033
d
Senior Bond, 144A, 4.15%, 4/15/32 ...................... United States 35,000,000 33,020,383
d
Senior Bond, 144A, 3.469%, 4/15/34 ..................... United States 66,000,000 57,449,471
d
Senior Note, 144A, 4%, 4/15/29 ........................ United States 48,307,000 46,662,493
d
Entegris Escrow Corp. , Senior Secured Note , 144A, 4.75% , 4/15/29 United States 60,000,000 57,873,528
Intel Corp. ,
Senior Bond, 5.2%, 2/10/33 ............................ United States 25,000,000 26,128,545
Senior Note, 5.125%, 2/10/30 .......................... United States 30,000,000 31,134,250
Micron Technology, Inc. ,
Senior Bond, 5.327%, 2/06/29 .......................... United States 25,000,000 25,521,787
Senior Bond, 4.663%, 2/15/30 .......................... United States 34,000,000 33,214,816
Senior Bond, 5.875%, 2/09/33 .......................... United States 40,000,000 41,601,524
Senior Note, 6.75%, 11/01/29 .......................... United States 55,000,000 59,473,034
NXP BV / NXP Funding LLC , Senior Note , 5.55% , 12/01/28 ......
China 20,000,000 20,594,376
NXP BV / NXP Funding LLC / NXP USA, Inc. , Senior Note , 3.4% ,
5/01/30 ........................................... China 31,200,000 28,686,589
d
Qorvo, Inc. , Senior Bond , 144A, 3.375% , 4/01/31 ............. United States 30,800,000 26,413,208
709,725,947
Software 0.9%
d
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 ............ United States 55,000,000 50,302,257
Oracle Corp. ,
Senior Bond, 2.65%, 7/15/26 ........................... United States 100,000,000 94,861,428
Senior Bond, 3.25%, 11/15/27 .......................... United States 40,000,000 37,996,267
Senior Bond, 2.95%, 4/01/30 ........................... United States 44,000,000 39,729,441
Senior Bond, 3.25%, 5/15/30 ........................... United States 21,960,000 20,193,639
Senior Bond, 2.875%, 3/25/31 .......................... United States 101,000,000 89,518,499
Senior Bond, 6.25%, 11/09/32 .......................... United States 95,000,000 103,386,122
Senior Note, 6.15%, 11/09/29 .......................... United States 20,000,000 21,530,156
Roper Technologies, Inc. ,
Senior Bond, 2%, 6/30/30 ............................. United States 30,303,000 25,735,861
Senior Bond, 1.75%, 2/15/31 ........................... United States 20,000,000 16,483,606
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ..................
United States 200,000,000 186,348,988
686,086,264
Specialized REITs 0.6%
American Tower Corp. ,
Senior Bond, 3.55%, 7/15/27 ........................... United States 40,000,000 38,395,841
Senior Bond, 2.9%, 1/15/30 ............................ United States 30,000,000 26,725,920
Senior Bond, 5.65%, 3/15/33 ........................... United States 105,000,000 109,189,392
Senior Note, 5.5%, 3/15/28 ............................ United States 20,000,000 20,459,408
Senior Note, 4.05%, 3/15/32 ........................... United States 50,000,000 46,855,990
Crown Castle, Inc. ,
Senior Bond, 3.3%, 7/01/30 ............................ United States 74,583,000 66,921,914
Senior Bond, 5.1%, 5/01/33 ............................ United States 60,000,000 59,441,534
d
Iron Mountain, Inc. , Senior Note , 144A, 4.875% , 9/15/27 ........ United States 65,000,000 63,468,327
Weyerhaeuser Co. , Senior Bond , 3.375% , 3/09/33 ............
United States 42,300,000 37,576,440
469,034,766

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail 0.9%
AutoNation, Inc. ,
Senior Bond, 4.75%, 6/01/30 ........................... United States 40,959,000 $ 39,583,466
Senior Bond, 2.4%, 8/01/31 ............................ United States 44,451,000 35,692,562
Senior Bond, 3.85%, 3/01/32 ........................... United States 32,953,000 29,305,224
Senior Note, 1.95%, 8/01/28 ........................... United States 44,000,000 37,875,001
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .......
United States 40,000,000 40,558,120
Home Depot, Inc. (The) ,
Senior Bond, 1.375%, 3/15/31 .......................... United States 40,000,000 32,696,382
Senior Bond, 5.875%, 12/16/36 ......................... United States 20,000,000 22,371,841
e
Senior Note, 4.5%, 9/15/32 ............................ United States 50,000,000 51,027,772
Lowe's Cos., Inc. ,
Senior Bond, 3.65%, 4/05/29 ........................... United States 20,000,000 19,293,017
Senior Bond, 4.5%, 4/15/30 ............................ United States 35,000,000 34,824,442
Senior Bond, 2.625%, 4/01/31 .......................... United States 40,000,000 35,021,963
Senior Bond, 3.75%, 4/01/32 ........................... United States 88,000,000 82,400,245
Senior Bond, 5%, 4/15/33 ............................. United States 115,000,000 117,495,734
Senior Bond, 5.15%, 7/01/33 ........................... United States 35,000,000 35,977,137
d
Michaels Cos., Inc. (The) , Senior Secured Note , 144A, 5.25% ,
5/01/28 ........................................... United States 19,600,000 15,510,065
TJX Cos., Inc. (The) , Senior Bond , 1.6% , 5/15/31 .............
United States 42,471,000 35,246,287
664,879,258
Technology Hardware, Storage & Peripherals 0.5%
e
Apple, Inc. , Senior Bond , 4.3% , 5/10/33 ..................... United States 60,000,000 60,960,874
Dell International LLC / EMC Corp. ,
Senior Bond, 5.75%, 2/01/33 ........................... United States 40,000,000 42,167,280
Senior Note, 5.3%, 10/01/29 ........................... United States 55,000,000 56,680,865
HP, Inc. ,
e
Senior Bond, 5.5%, 1/15/33 ............................ United States 70,000,000 71,889,851
Senior Note, 4%, 4/15/29 ............................. United States 160,309,000 155,544,527
387,243,397
Textiles, Apparel & Luxury Goods 0.1%
d,e
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 ............ United States 20,000,000 19,616,918
Tapestry, Inc. , Senior Bond , 7.85% , 11/27/33 .................
United States 30,000,000 32,017,897
51,634,815
Tobacco 0.7%
BAT Capital Corp. ,
Senior Bond, 2.726%, 3/25/31 .......................... United Kingdom 25,000,000 20,986,813
Senior Bond, 6.421%, 8/02/33 .......................... United Kingdom 53,500,000 56,025,127
Senior Note, 3.557%, 8/15/27 .......................... United Kingdom 306,500,000 292,705,781
Senior Note, 2.259%, 3/25/28 .......................... United Kingdom 37,812,000 33,861,007
Philip Morris International, Inc. ,
Senior Bond, 5.75%, 11/17/32 .......................... United States 41,000,000 43,047,787
Senior Bond, 5.375%, 2/15/33 .......................... United States 70,000,000 71,834,356
Senior Bond, 5.625%, 9/07/33 .......................... United States 25,000,000 26,123,330
544,584,201
Trading Companies & Distributors 0.4%
United Rentals North America, Inc. ,
Senior Bond, 4.875%, 1/15/28 .......................... United States 160,000,000 156,321,584
Senior Bond, 3.875%, 2/15/31 .......................... United States 50,000,000 45,490,000
Senior Bond, 3.75%, 1/15/32 ........................... United States 31,000,000 27,463,721
d
Senior Secured Note, 144A, 6%, 12/15/29 ................. United States 65,000,000 66,039,870

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
d
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 25,000,000 $ 25,201,050
320,516,225
Water Utilities 0.1%
American Water Capital Corp. , Senior Bond , 4.45% , 6/01/32 .....
United States 40,336,000 40,156,039
Wireless Telecommunication Services 0.6%
Sprint LLC ,
Senior Note, 7.125%, 6/15/24 .......................... United States 190,650,000 191,605,538
Senior Note, 7.625%, 3/01/26 .......................... United States 86,300,000 90,213,877
d
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Bond , 144A, 5.152% ,
3/20/28 ........................................... United States 76,500,000 76,195,774
T-Mobile USA, Inc. ,
Senior Bond, 5.2%, 1/15/33 ............................ United States 45,000,000 46,151,274
Senior Note, 3.375%, 4/15/29 .......................... United States 30,000,000 27,907,146
432,073,609
Total Corporate Bonds (Cost $35,240,375,270) ..................................
34,933,286,532
Senior Floating Rate Interests 0.5%
Chemicals 0.0%
†
j
SCIH Salt Holdings, Inc. , First Lien, Incremental Term Loan, B1 ,
9.463% , ( 1-month SOFR + 4% ), 3/16/27 .................. United States 19,870,714 19,928,140
Health Care Equipment & Supplies 0.1%
j
Medline Borrower LP , Initial Dollar Term Loan , 8.47% , ( 1-month
SOFR + 3% ), 10/23/28 ................................ United States 79,557,250 80,048,118
Software 0.4%
j
TIBCO Software, Inc. , First Lien, CME Term Loan, A , 9.948% ,
( 3-month SOFR + 4.5% ), 9/29/28 ........................ United States 247,896,941 242,377,516
Total Senior Floating Rate Interests (Cost $318,912,028) .........................
342,353,774
U.S. Government and Agency Securities 12.5%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ..................................... United States 600,000,000 535,253,904
3.875%, 5/15/43 ..................................... United States 250,000,000 238,417,970
4.125%, 8/15/53 ..................................... United States 1,500,000,000 1,516,640,625
U.S. Treasury Notes ,
4.25%, 10/15/25 ..................................... United States 1,000,000,000 998,261,720
4.125%, 10/31/27 .................................... United States 1,250,000,000 1,258,007,812
4%, 10/31/29 ....................................... United States 1,000,000,000 1,004,863,280
2.75%, 8/15/32 ..................................... United States 2,250,000,000 2,061,166,995
3.875%, 8/15/33 ..................................... United States 1,500,000,000 1,498,593,750
Total U.S. Government and Agency Securities (Cost $8,978,493,023) ..............
9,111,206,056
Asset-Backed Securities 0.2%
Passenger Airlines 0.2%
United Airlines Pass-Through Trust ,
2020-1, A, 5.875%, 10/15/27 ........................... United States 64,698,333 65,577,894
2023-1, A, 5.8%, 1/15/36 .............................. United States 50,000,000 50,900,390
116,478,284
a a a a a a
Total Asset-Backed Securities (Cost $114,488,064) ..............................
116,478,284

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.1%
FHLMC Pool, 30 Year, 5.5%, 6/01/53 ....................... United States 85,279,722 $ 85,657,790
Federal National Mortgage Association (FNMA) Fixed Rate 0.2%
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 25,228,242 24,337,298
FNMA, 30 Year, 5.5%, 7/01/53 ........................... United States 85,323,363 85,719,047
110,056,345
Government National Mortgage Association (GNMA) Fixed Rate 0.1%
GNMA II, Single-family, 30 Year, 5.5%, 5/20/53 ............... United States 85,555,835 86,205,605
Total Mortgage-Backed Securities (Cost $271,638,946) ...........................
281,919,740
Total Long Term Investments (Cost $68,347,694,721) ............................
69,331,830,133
a
Short Term Investments 3.5%
a a
Country Shares
a
Value
a a a
Money Market Funds 3.5%
c,k
Institutional Fiduciary Trust - Money Market Portfolio, 5.034% .... United States 2,549,305,920 2,549,305,920
Total Money Market Funds (Cost $2,549,305,920) ................................
2,549,305,920
Total Short Term Investments (Cost $2,549,305,920 ) .............................
2,549,305,920
a
Total Investments (Cost $70,897,000,641) 99.0% ................................
$71,881,136,053
Options Written (0.2)% .......................................................
(181,306,444)
Other Assets, less Liabilities 1.2% .............................................
893,442,315
Net Assets 100.0% ...........................................................
$72,593,271,924
a a a
Number of
Contracts
Notional
Amount
#
a a a
Options Written (0.2)%
Calls - Exchange-Traded
Equity Options
AbbVie, Inc., February Strike Price $155.00, Expires 2/16/24 ..... 10,000 154,970,000 (4,130,000)
Bank of America Corp., January Strike Price $32.00, Expires 1/19/24 25,000 84,175,000 (5,025,000)
Bank of America Corp., February Strike Price $32.00, Expires
2/16/24 ........................................... 25,000 84,175,000 (6,075,000)
Charles Schwab Corp. (The), January Strike Price $67.50, Expires
1/19/24 ........................................... 10,000 68,800,000 (2,990,000)
Citigroup, Inc., January Strike Price $45.00, Expires 1/19/24 ..... 19,999 102,874,856 (13,399,330)
Comcast Corp., January Strike Price $45.00, Expires 1/19/24 .... 15,000 65,775,000 (465,000)
Dominion Energy, Inc., April Strike Price $52.50, Expires 4/19/24 .. 10,000 47,000,000 (650,000)
Fifth Third Bancorp, January Strike Price $29.00, Expires 1/19/24 . 22 75,878 (14,190)
Fifth Third Bancorp, February Strike Price $34.00, Expires 2/16/24 20,000 68,980,000 (3,800,000)
Goldman Sachs Group, Inc. (The), January Strike Price $325.00,
Expires 1/19/24 ..................................... 2,500 96,442,500 (15,390,000)
Intel Corp., January Strike Price $40.00, Expires 1/19/24 ........ 19,998 100,489,950 (20,757,924)
International Business Machines Corp., January Strike Price
$160.00, Expires 1/19/24 .............................. 10,000 163,550,000 (4,700,000)
Johnson & Johnson, February Strike Price $160.00, Expires 2/16/24 10,000 156,740,000 (2,630,000)
JPMorgan Chase & Co., January Strike Price $165.00, Expires
1/19/24 ........................................... 10,000 170,100,000 (6,150,000)
Lockheed Martin Corp., January Strike Price $465.00, Expires
1/19/24 ........................................... 2,500 113,310,000 (512,500)

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
Options Written
(continued)
Calls - Exchange-Traded (continued)
Equity Options (continued)
Lockheed Martin Corp., March Strike Price $480.00, Expires 3/15/24 2,500 113,310,000 $ (1,250,000)
MetLife, Inc., February Strike Price $67.50, Expires 2/16/24 ...... 15,000 99,195,000 (2,250,000)
Morgan Stanley, January Strike Price $82.50, Expires 1/19/24 .... 15,000 139,875,000 (17,115,000)
Morgan Stanley, February Strike Price $87.50, Expires 2/16/24 ... 25,000 233,125,000 (17,625,000)
NextEra Energy, Inc., January Strike Price $65.00, Expires 1/19/24 20,000 121,480,000 (540,000)
NextEra Energy, Inc., March Strike Price $67.50, Expires 3/15/24 . 10,000 60,740,000 (860,000)
Rio Tinto plc, April Strike Price $80.00, Expires 4/19/24 ......... 10,000 74,460,000 (1,550,000)
RTX Corp., January Strike Price $85.00, Expires 1/19/24 ........ 12,500 105,175,000 (1,437,500)
Target Corp., January Strike Price $140.00, Expires 1/19/24 ..... 7,000 99,694,000 (3,220,000)
Texas Instruments, Inc., January Strike Price $155.00, Expires
1/19/24 ........................................... 10,000 170,460,000 (16,040,000)
Texas Instruments, Inc., February Strike Price $175.00, Expires
2/16/24 ........................................... 15,000 255,690,000 (6,075,000)
Truist Financial Corp., January Strike Price $35.00, Expires 1/19/24 20,000 73,840,000 (5,000,000)
Truist Financial Corp., February Strike Price $37.50, Expires 2/16/24 20,000 73,840,000 (3,040,000)
Union Pacific Corp., February Strike Price $250.00, Expires 2/16/24 5,000 122,810,000 (3,000,000)
United Parcel Service, Inc., January Strike Price $175.00, Expires
1/19/24 ........................................... 5,000 78,615,000 (35,000)
US Bancorp, February Strike Price $45.00, Expires 2/16/24 ...... 5,000 21,640,000 (685,000)
(166,411,444)
Puts - Exchange-Traded
Equity Options
Abbott Laboratories, Inc., February Strike Price $95.00, Expires
2/16/24 ........................................... 10,000 110,070,000 (240,000)
Air Products and Chemicals, Inc., February Strike Price $250.00,
Expires 2/16/24 ..................................... 5,000 136,900,000 (1,000,000)
Alphabet, Inc., January Strike Price $110.00, Expires 1/19/24 .... 10,000 139,690,000 (30,000)
Alphabet, Inc., January Strike Price $130.00, Expires 1/19/24 .... 5,000 69,845,000 (175,000)
Amgen, Inc., January Strike Price $265.00, Expires 1/19/24 ...... 5,000 144,010,000 (215,000)
Analog Devices, Inc., February Strike Price $185.00, Expires 2/16/24 5,000 99,280,000 (960,000)
Analog Devices, Inc., January Strike Price $187.50, Expires 1/19/24 5,000 99,280,000 (337,500)
Broadcom, Inc., February Strike Price $1,010.00, Expires 2/16/24 . 2,000 223,250,000 (1,810,000)
Caterpillar, Inc., January Strike Price $200.00, Expires 1/19/24 ... 10,000 295,670,000 (40,000)
Cisco Systems, Inc., January Strike Price $45.00, Expires 1/19/24 . 20,000 101,040,000 (80,000)
CVS Health Corp., January Strike Price $70.00, Expires 1/19/24 .. 10,000 78,960,000 (80,000)
Exxon Mobil Corp., February Strike Price $95.00, Expires 2/16/24 . 10,000 99,980,000 (1,780,000)
Exxon Mobil Corp., January Strike Price $97.50, Expires 1/19/24 .. 10,000 99,980,000 (960,000)
Johnson & Johnson, January Strike Price $140.00, Expires 1/19/24 10,000 156,740,000 (80,000)
Johnson & Johnson, February Strike Price $140.00, Expires 2/16/24 10,000 156,740,000 (390,000)
Merck & Co., Inc., February Strike Price $95.00, Expires 2/16/24 .. 15,000 163,530,000 (345,000)
Microsoft Corp., February Strike Price $330.00, Expires 2/16/24 .. 10,000 376,040,000 (1,860,000)
Microsoft Corp., January Strike Price $350.00, Expires 1/19/24 ... 5,000 188,020,000 (310,000)
Oracle Corp., March Strike Price $90.00, Expires 3/15/24 ....... 10,000 105,430,000 (780,000)
Oracle Corp., January Strike Price $100.00, Expires 1/19/24 ..... 10,000 105,430,000 (400,000)
Procter & Gamble Co. (The), February Strike Price $140.00, Expires
2/16/24 ........................................... 20,000 293,080,000 (2,960,000)
US Bancorp, February Strike Price $35.00, Expires 2/16/24 ...... 5,000 21,640,000 (62,500)
(14,895,000)
Total Options Written (Premiums received $71,987,158) ..........................
$ (181,306,444)

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At December 31, 2023, the Fund had the following futures contracts outstanding.
See Abbreviations on page 44 .
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is held in connection with written option contracts open at period end.
b
Non-income producing.
c
See Note 5 regarding investments in affiliated management investment companies.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the aggregate value of these securities was $27,536,363,723, representing 37.9% of net assets.
e
A portion or all of the security is on loan at December 31, 2023.
f
Perpetual security with no stated maturity date.
g
The coupon rate shown represents the rate at period end.
h
Income may be received in additional securities and/or cash.
i
Defaulted security or security for which income has been deemed uncollectible.
j
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
k
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 33,000 $ 3,725,390,625 3/19/24 $ 113,425,785
U.S. Treasury Ultra Bonds ...................... Long 5,250 701,367,188 3/19/24 61,636,927
Total Futures Contracts ...................................................................... $175,062,712
*
As of period end.

Franklin Custodian Funds
Schedule of Investments (unaudited), December 31, 2023
Franklin U.S. Government Securities Fund
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 0.6%
U.S. Treasury Bonds, 4.75%, 2/15/37 .................................... $ 14,500,000 $ 15,874,101
Total U.S. Government and Agency Securities (Cost $18,247,341) .................
15,874,101
Mortgage-Backed Securities 97.4%
Government National Mortgage Association (GNMA) Fixed Rate 97.4%
GNMA I, 30 Year, 4.5%, 4/15/40 ........................................ 3,273,011 3,260,619
GNMA I, 30 Year, 5%, 9/15/40 .......................................... 115,517,681 115,645,045
GNMA I, 30 Year, 5.5%, 2/15/40 ........................................ 50,421,459 50,986,444
GNMA I, 30 Year, 6%, 12/15/39 ......................................... 46,492,971 48,149,522
GNMA I, 30 Year, 6.5%, 8/15/37 ........................................ 10,980,630 11,139,551
GNMA I, 30 Year, 7%, 9/15/32 .......................................... 6,824,086 7,174,826
GNMA I, 30 Year, 7.5%, 7/15/26 - 8/15/33 ................................. 567,832 586,756
GNMA I, 30 Year, 8%, 10/15/29 ......................................... 939 974
GNMA I, 30 Year, 8.5%, 11/15/24 ........................................ 21 21
GNMA I, Single-family, 30 Year, 3.5%, 4/15/43 - 5/15/43 ...................... 10,578,897 9,996,950
GNMA I, Single-family, 30 Year, 4%, 10/15/40 - 8/15/46 ....................... 31,679,820 30,747,800
GNMA I, Single-family, 30 Year, 4.5%, 2/15/39 - 6/15/41 ...................... 60,254,528 59,837,070
GNMA I, Single-family, 30 Year, 5%, 2/15/35 ............................... 8,170 8,080
GNMA I, Single-family, 30 Year, 5.5%, 10/15/48 ............................. 551,740 547,066
GNMA I, Single-family, 30 Year, 7.25%, 12/15/25 ............................ 17,515 17,505
GNMA I, Single-family, 30 Year, 7.5%, 4/15/24 - 7/15/31 ...................... 761,156 771,110
GNMA I, Single-family, 30 Year, 8%, 2/15/24 - 9/15/30 ........................ 254,551 255,700
GNMA I, Single-family, 30 Year, 8.5%, 4/15/24 - 5/15/25 ...................... 1,621 1,620
GNMA I, Single-family, 30 Year, 10%, 2/15/25 .............................. 1,316 1,316
GNMA II, 30 Year, 4.5%, 5/20/34 - 6/20/41 ................................. 2,715,722 2,717,898
GNMA II, 30 Year, 6%, 3/20/34 - 9/20/34 .................................. 855,596 855,244
GNMA II, 30 Year, 6%, 7/20/39 ......................................... 20,773,391 21,945,317
GNMA II, 30 Year, 6.5%, 9/20/31 - 9/20/32 ................................. 838,971 866,406
GNMA II, 30 Year, 7%, 7/20/32 ......................................... 240,477 253,666
GNMA II, 30 Year, 7.5%, 10/20/24 ....................................... 363 363
GNMA II, 30 Year, 8%, 12/20/28 ........................................ 24,046 24,258
GNMA II, Single-family, 30 Year, 2%, 8/20/51 ............................... 158,601,005 134,392,543
GNMA II, Single-family, 30 Year, 2.5%, 11/20/50 ............................ 14,643,170 12,372,664
GNMA II, Single-family, 30 Year, 2.5%, 7/20/51 ............................. 69,336,444 60,705,975
GNMA II, Single-family, 30 Year, 2.5%, 8/20/51 ............................. 205,910,741 180,162,318
GNMA II, Single-family, 30 Year, 2.5%, 9/20/51 ............................. 83,273,802 72,863,211
GNMA II, Single-family, 30 Year, 2.5%, 10/20/51 ............................ 81,569,450 71,368,302
GNMA II, Single-family, 30 Year, 2.5%, 12/20/51 ............................ 83,335,754 72,912,895
GNMA II, Single-family, 30 Year, 2.5%, 1/20/52 ............................. 125,331,240 109,616,972
GNMA II, Single-family, 30 Year, 3%, 10/20/44 .............................. 18,012,077 16,607,235
GNMA II, Single-family, 30 Year, 3%, 12/20/44 .............................. 8,947,163 8,248,957
GNMA II, Single-family, 30 Year, 3%, 5/20/45 ............................... 13,069,185 12,049,560
GNMA II, Single-family, 30 Year, 3%, 4/20/46 ............................... 17,497,202 16,102,078
GNMA II, Single-family, 30 Year, 3%, 9/20/47 ............................... 14,085,573 12,913,928
GNMA II, Single-family, 30 Year, 3%, 10/20/47 .............................. 22,555,107 20,681,978
GNMA II, Single-family, 30 Year, 3%, 6/20/50 ............................... 10,250,082 9,076,381
GNMA II, Single-family, 30 Year, 3%, 7/20/51 ............................... 86,271,266 78,233,427
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ............................... 161,824,694 146,872,328
GNMA II, Single-family, 30 Year, 3%, 9/20/51 ............................... 26,616,011 24,118,715
GNMA II, Single-family, 30 Year, 3%, 10/20/51 .............................. 115,359,017 104,542,867
GNMA II, Single-family, 30 Year, 3%, 2/20/45 - 10/20/50 ...................... 67,468,921 60,432,066
GNMA II, Single-family, 30 Year, 3.5%, 7/20/42 ............................. 28,070,269 26,652,791
GNMA II, Single-family, 30 Year, 3.5%, 9/20/42 ............................. 35,315,068 33,538,410
GNMA II, Single-family, 30 Year, 3.5%, 5/20/43 ............................. 10,534,572 10,011,053
GNMA II, Single-family, 30 Year, 3.5%, 6/20/43 ............................. 12,170,062 11,567,842
GNMA II, Single-family, 30 Year, 3.5%, 9/20/47 ............................. 125,767,080 118,485,737
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 ............................ 119,566,676 112,626,386

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 44 .
a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, 3.5%, 10/20/40 - 1/20/49 ..................... $ 45,849,312 $ 43,467,455
GNMA II, Single-family, 30 Year, 3.5%, 11/20/51 ............................ 22,738,858 21,208,864
GNMA II, Single-family, 30 Year, 3.5%, 2/20/52 ............................. 64,669,115 60,211,181
GNMA II, Single-family, 30 Year, 4%, 11/20/40 .............................. 9,252,997 9,073,040
GNMA II, Single-family, 30 Year, 4%, 9/20/41 ............................... 9,213,313 9,034,087
GNMA II, Single-family, 30 Year, 4%, 10/20/41 .............................. 11,372,648 11,151,445
GNMA II, Single-family, 30 Year, 4%, 11/20/41 .............................. 10,730,972 10,522,231
GNMA II, Single-family, 30 Year, 4%, 5/20/47 ............................... 30,099,486 29,105,221
GNMA II, Single-family, 30 Year, 4%, 6/20/47 ............................... 23,102,788 22,280,149
GNMA II, Single-family, 30 Year, 4%, 7/20/47 ............................... 14,736,640 14,210,596
GNMA II, Single-family, 30 Year, 4%, 5/20/40 - 12/20/49 ...................... 43,625,701 42,228,407
GNMA II, Single-family, 30 Year, 4%, 6/20/52 ............................... 93,950,747 89,680,998
GNMA II, Single-family, 30 Year, 4.5%, 5/20/41 ............................. 8,450,119 8,455,124
GNMA II, Single-family, 30 Year, 4.5%, 6/20/41 ............................. 10,382,989 10,389,128
GNMA II, Single-family, 30 Year, 4.5%, 7/20/41 ............................. 11,577,964 11,584,812
GNMA II, Single-family, 30 Year, 4.5%, 9/20/41 ............................. 16,688,374 16,698,254
GNMA II, Single-family, 30 Year, 4.5%, 10/20/41 ............................ 11,885,684 11,892,714
GNMA II, Single-family, 30 Year, 4.5%, 5/20/33 - 2/20/44 ...................... 26,312,456 26,307,848
GNMA II, Single-family, 30 Year, 5%, 7/20/33 - 9/20/41 ....................... 30,371,004 30,951,095
GNMA II, Single-family, 30 Year, 5%, 7/20/53 ............................... 26,039,654 25,854,384
GNMA II, Single-family, 30 Year, 5.5%, 6/20/34 - 2/20/50 ...................... 33,002,614 34,159,315
GNMA II, Single-family, 30 Year, 5.5%, 7/20/53 ............................. 25,448,414 25,641,687
GNMA II, Single-family, 30 Year, 6%, 6/20/34 ............................... 462,010 477,384
GNMA II, Single-family, 30 Year, 6%, 7/20/53 ............................... 37,595,964 38,245,294
GNMA II, Single-family, 30 Year, 6.5%, 6/20/24 - 1/20/39 ...................... 6,578,660 6,921,670
GNMA II, Single-family, 30 Year, 7%, 2/20/28 - 7/20/33 ....................... 1,666,851 1,732,883
GNMA II, Single-family, 30 Year, 7.5%, 10/20/25 - 4/20/32 ..................... 191,007 196,617
GNMA II, Single-family, 30 Year, 8%, 12/20/24 - 6/20/30 ...................... 91,054 93,552
GNMA II, Single-family, 30 Year, 8.5%, 1/20/25 - 6/20/25 ...................... 38 38
GNMA II, Single-family, 30 Year, 9.5%, 1/20/25 ............................. 191 191
2,514,723,410
Total Mortgage-Backed Securities (Cost $2,802,759,561) .........................
2,514,723,410
Total Long Term Investments (Cost $2,821,006,902) .............................
2,530,597,511
a
a a a a
Short Term Investments 1.9%
Shares
a
Money Market Funds 1.9%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 5.034% .................. 49,183,866 49,183,866
Total Money Market Funds (Cost $49,183,866) ..................................
49,183,866
Total Short Term Investments (Cost $49,183,866 ) ................................
49,183,866
a
Total Investments (Cost $2,870,190,768) 99.9% ..................................
$2,579,781,377
Other Assets, less Liabilities 0.1% .............................................
3,499,645
Net Assets 100.0% ...........................................................
$2,583,281,022
a
See Note 5 regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Schedule of Investments (unaudited), December 31, 2023
Franklin Utilities Fund
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.5%
Construction & Engineering 1.5%
MDU Resources Group, Inc. ............................. United States 4,200,000 $ 83,160,000
Electric Utilities 58.3%
Alliant Energy Corp. ................................... United States 3,600,000 184,680,000
American Electric Power Co., Inc. ......................... United States 1,300,000 105,586,000
Constellation Energy Corp. .............................. United States 350,000 40,911,500
Duke Energy Corp. .................................... United States 2,400,000 232,896,000
Edison International ................................... United States 4,300,000 307,407,000
Entergy Corp. ........................................ United States 2,400,000 242,856,000
Evergy , Inc. .......................................... United States 4,150,000 216,630,000
Eversource Energy .................................... United States 1,600,000 98,752,000
Exelon Corp. ......................................... United States 6,300,000 226,170,000
FirstEnergy Corp. ..................................... United States 3,200,000 117,312,000
NextEra Energy, Inc. ................................... United States 9,000,000 546,660,000
NRG Energy, Inc. ..................................... United States 200,000 10,340,000
OGE Energy Corp. .................................... United States 1,600,000 55,888,000
PG&E Corp. ......................................... United States 11,500,000 207,345,000
Pinnacle West Capital Corp. ............................. United States 950,000 68,248,000
PPL Corp. ........................................... United States 7,000,000 189,700,000
Southern Co. (The) .................................... United States 4,400,000 308,528,000
Xcel Energy, Inc. ...................................... United States 2,000,000 123,820,000
3,283,729,500
Gas Utilities 0.8%
Spire, Inc. ........................................... United States 700,000 43,638,000
Independent Power and Renewable Electricity Producers 4.0%
Clearway Energy, Inc., C ................................ United States 900,000 24,687,000
Drax Group plc ....................................... United Kingdom 8,000,000 49,941,563
Vistra Corp. .......................................... United States 3,900,000 150,228,000
224,856,563
Multi-Utilities 29.3%
Ameren Corp. ........................................ United States 1,900,000 137,446,000
CenterPoint Energy, Inc. ................................ United States 6,000,000 171,420,000
CMS Energy Corp. .................................... United States 3,000,000 174,210,000
Dominion Energy, Inc. .................................. United States 2,700,000 126,900,000
DTE Energy Co. ...................................... United States 1,500,000 165,390,000
E.ON SE ............................................ Germany 9,000,000 120,931,998
National Grid plc ...................................... United Kingdom 5,000,000 67,364,545
NiSource, Inc. ........................................ United States 6,300,000 167,265,000
Northwestern Energy Group, Inc. ......................... United States 1,300,000 66,157,000
Public Service Enterprise Group, Inc. ...................... United States 1,900,000 116,185,000
Sempra ............................................. United States 3,600,000 269,028,000
WEC Energy Group, Inc. ................................ United States 800,000 67,336,000
1,649,633,543
Oil, Gas & Consumable Fuels 4.3%
Cheniere Energy, Inc. .................................. United States 650,000 110,961,500
DT Midstream, Inc. .................................... United States 1,500,000 82,200,000
Williams Cos., Inc. (The) ................................ United States 1,400,000 48,762,000
241,923,500
Water Utilities 1.3%
Essential Utilities, Inc. .................................. United States 1,200,000 44,820,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Utilities Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Water Utilities (continued)
United Utilities Group plc ................................ United Kingdom 2,000,000 $ 27,019,727
71,839,727
Total Common Stocks (Cost $2,912,085,782) ....................................
5,598,780,833
Short Term Investments 0.4%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.4%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 5.034% .... United States 20,075,287 20,075,287
Total Money Market Funds (Cost $20,075,287) ..................................
20,075,287
Total Short Term Investments (Cost $20,075,287 ) ................................
20,075,287
a
Total Investments (Cost $2,932,161,069) 99.9% ..................................
$5,618,856,120
Other Assets, less Liabilities 0.1% .............................................
6,618,637
Net Assets 100.0% ...........................................................
$5,625,474,757
a a a
a
See Note 5 regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds

franklintempleton.com
Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of five separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services
– Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At December 31, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
3. Restricted Securities
At December 31, 2023, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Fund
25,413 Canva, Inc. ................................ 11/08/21 $ 43,323,04 0 $ 27,390,436
2,353 Canva, Inc., A .............................. 11/08/21 4,011,298 2,536,092
94 Canva, Inc., A-3 ............................. 11/08/21 160,247 101,314
8 Canva, Inc., A-4 ............................. 11/08/21 13,638 8,622
5 Canva, Inc., A-5 ............................. 11/08/21 8,524 5,389
96,603 Checkout Payments Group Ltd., B ............... 1/11/22 30,000,062 9,086,187
822,494 Gusto, Inc., E ............................... 7/13/21 24,999,977 25,355,583
849,894 OneTrust LLC, C ............................ 4/01/21 16,666,676 14,997,674
540,043 Stripe, Inc., B ............................... 5/18/21 21,671,052 13,403,929
1,759,545 Stripe, Inc., I ............................... 3/15/23 - 5/08/23 35,426,925 43,672,109
Total Restricted Securities (Value is 0.8% of Net Assets) .............. $176,281,439 $136,557,335
2. Financial Instrument Valuation
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
4. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended December 31, 2023, investments in “affiliated companies” were as follows:
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
December 31, 2023, investments in affiliated management investment companies were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held at
End
of Period
Investment
Income
Franklin Growth Fund
Non-Controlled Affiliates
Dividends
OneTrust LLC, C ..... $ 12,730,065 $ — $ — $ — $ 2,267,609 $ 14,997,674 849,894 $ —
Total Affiliated Securities
(Value is 0.1% of Net
Assets) .......... $12,730,065 $— $— $— $2,267,609 $14,997,674 $—
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin DynaTech Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $93,924,605 $666,439,711 $(692,432,987) $— $— $67,931,329 67,931,329 $1,551,585
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $— $6,000 $(6,000) $— $— $— — $1
Total Affiliated Securities ... $93,924,605 $666,445,711 $(692,438,987) $— $— $67,931,329 $1,551,586

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $69,954,846 $422,157,856 $(427,713,698) $— $— $64,399,004 64,399,004 $1,721,218
Total Affiliated Securities ... $69,954,846 $422,157,856 $(427,713,698) $— $— $64,399,004 $1,721,218
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Clarion Partners Real Estate
Income Fund, Inc., Class I .... $94,020,602 $— $— $— $(472,070) $93,548,532 7,867,833 $1,581,434
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% 645,794,493 5,107,352,102 (3,203,840,675) — — 2,549,305,920 2,549,305,920 10,944,066
Total Affiliated Securities ... $739,815,095 $5,107,352,102 $(3,203,840,675) $— $(472,070) $2,642,854,452 $12,525,500
Franklin U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $67,238,754 $105,653,049 $(123,707,937) $— $— $49,183,866 49,183,866 $627,649
Total Affiliated Securities ... $67,238,754 $105,653,049 $(123,707,937) $— $— $49,183,866 $627,649
Franklin Utilities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $20,399,531 $160,022,955 $(160,347,199) $— $— $20,075,287 20,075,287 $136,541
Total Affiliated Securities ... $20,399,531 $160,022,955 $(160,347,199) $— $— $20,075,287 $136,541
5. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2023, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 250,384,000 $ — $ — $ 250,384,000
Automobile Components ................. 25,992,000 — — 25,992,000
Automobiles .......................... 621,200,000 — — 621,200,000
Biotechnology ......................... 13,768,600 114,126,093 — 127,894,693
Broadline Retail ....................... 1,833,708,000 — — 1,833,708,000
Capital Markets ........................ 407,668,500 — — 407,668,500
Commercial Services & Supplies ........... 41,130,000 — — 41,130,000
Communications Equipment .............. 23,551,000 — — 23,551,000
Construction & Engineering ............... 194,220,000 — — 194,220,000
Diversified Consumer Services ............ 45,370,000 — — 45,370,000
Electronic Equipment, Instruments &
Components ........................ 49,565,000 87,886,878 — 137,451,878
Energy Equipment & Services ............. 254,434,000 — — 254,434,000
Financial Services ...................... 985,417,000 — — 985,417,000
Ground Transportation .................. 200,102,500 — — 200,102,500
Health Care Equipment & Supplies ......... 873,854,000 — — 873,854,000
Health Care Providers & Services .......... 286,440,000 — — 286,440,000
Health Care Technology ................. 57,756,000 — — 57,756,000
Hotels, Restaurants & Leisure ............. 152,600,200 — — 152,600,200
Interactive Media & Services .............. 1,261,945,000 — — 1,261,945,000
IT Services ........................... 822,644,319 — — 822,644,319
Life Sciences Tools & Services ............ 877,800,000 — — 877,800,000
Media ............................... 25,186,000 — — 25,186,000
Pharmaceuticals ....................... 367,868,000 — — 367,868,000
Professional Services ................... 27,755,600 — — 27,755,600
Semiconductors & Semiconductor Equipment . 4,366,450,100 130,136,337 — 4,496,586,437
Software ............................. 7,036,478,971 — — 7,036,478,971
Technology Hardware, Storage & Peripherals . 481,325,000 — — 481,325,000
Trading Companies & Distributors .......... 22,669,500 — — 22,669,500
Warrants ............................... — — —
a
—
Short Term Investments ................... 67,931,329 — — 67,931,329
Total Investments in Securities ........... $21,675,214,619 $332,149,308
b
$— $22,007,363,927
Franklin Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 746,451,747 — — 746,451,747
Automobiles .......................... 119,067,392 — — 119,067,392
Beverages ........................... 553,533,394 — — 553,533,394
Biotechnology ......................... 289,399,072 — — 289,399,072
Broadline Retail ....................... 689,674,501 — — 689,674,501
Building Products ...................... 241,429,049 — — 241,429,049
Capital Markets ........................ 780,235,166 — — 780,235,166
Chemicals ........................... 519,988,988 — — 519,988,988
6. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Growth Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Commercial Services & Supplies ........... $ 101,716,323 $ — $ — $ 101,716,323
Construction Materials .................. 150,170,413 — — 150,170,413
Consumer Staples Distribution & Retail ...... 35,148,600 — — 35,148,600
Electric Utilities ........................ 155,217,790 — — 155,217,790
Electrical Equipment .................... 195,082,764 — — 195,082,764
Electronic Equipment, Instruments &
Components ........................ 520,879,094 — — 520,879,094
Entertainment ......................... 67,450,076 — — 67,450,076
Financial Services ...................... 715,284,029 — — 715,284,029
Food Products ........................ 56,159,132 — — 56,159,132
Ground Transportation .................. 612,593,285 — — 612,593,285
Health Care Equipment & Supplies ......... 728,588,277 — — 728,588,277
Health Care Providers & Services .......... 165,228,411 — — 165,228,411
Health Care Technology ................. 50,384,987 — — 50,384,987
Hotels, Restaurants & Leisure ............. 231,763,752 — — 231,763,752
Industrial REITs ....................... 62,637,670 — — 62,637,670
Interactive Media & Services .............. 625,775,046 — — 625,775,046
IT Services ........................... 106,493,251 — 27,390,436 133,883,687
Life Sciences Tools & Services ............ 833,246,330 — — 833,246,330
Machinery ............................ 683,253,117 — — 683,253,117
Media ............................... 33,368,885 — — 33,368,885
Personal Care Products ................. 26,062,920 — — 26,062,920
Pharmaceuticals ....................... 656,935,622 — — 656,935,622
Professional Services ................... 67,085,068 — — 67,085,068
Semiconductors & Semiconductor Equipment . 1,672,908,307 — — 1,672,908,307
Software ............................. 3,283,678,741 — 22,490,116 3,306,168,857
Specialized REITs ...................... 86,187,347 — — 86,187,347
Technology Hardware, Storage & Peripherals . 730,572,990 — — 730,572,990
Textiles, Apparel & Luxury Goods .......... 190,815,684 — — 190,815,684
Trading Companies & Distributors .......... 168,746,123 — — 168,746,123
Water Utilities ......................... 76,549,844 — — 76,549,844
Convertible Preferred Stocks ................ — — 86,676,783 86,676,783
Preferred Stocks ......................... — 157,338,740 — 157,338,740
Short Term Investments ................... 64,399,004 — — 64,399,004
Total Investments in Securities ........... $17,094,162,191 $157,338,740
c
$136,557,335 $17,388,058,266
Franklin Income Fund
Assets:
Investments in Securities:
Common Stocks ......................... 12,971,636,689 — — 12,971,636,689
Management Investment Companies ......... 93,548,532 — — 93,548,532
Equity-Linked Securities ................... — 11,405,092,776 — 11,405,092,776
Convertible Preferred Stocks ................ — 38,584,000 — 38,584,000
Preferred Stocks ......................... 12,880,000 — — 12,880,000
Convertible Bonds ....................... — 24,843,750 — 24,843,750
Corporate Bonds ........................ — 34,933,286,532 — 34,933,286,532
Senior Floating Rate Interests ............... — 342,353,774 — 342,353,774
U.S. Government and Agency Securities ....... — 9,111,206,056 — 9,111,206,056
Asset-Backed Securities ................... — 116,478,284 — 116,478,284
Mortgage-Backed Securities ................ — 281,919,740 — 281,919,740
Short Term Investments ................... 2,549,305,920 — — 2,549,305,920
Total Investments in Securities ........... $15,627,371,141 $56,253,764,912 $— $71,881,136,053
6. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Franklin Income Fund (continued)
Assets: (continued)
Other Financial Instruments:
Futures contracts ........................ $175,062,712 $— $— $175,062,712
Total Other Financial Instruments ......... $175,062,712 $— $— $175,062,712
Liabilities:
Other Financial Instruments:
Options written .......................... $ 181,306,444 $ — $ — $ 181,306,444
Total Other Financial Instruments ......... $181,306,444 $— $— $181,306,444
Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:
d
U.S. Government and Agency Securities ....... — 15,874,101 — 15,874,101
Mortgage-Backed Securities ................ — 2,514,723,410 — 2,514,723,410
Short Term Investments ................... 49,183,866 — — 49,183,866
Total Investments in Securities ........... $49,183,866 $2,530,597,511 $— $2,579,781,377
Franklin Utilities Fund
Assets:
Investments in Securities:
Common Stocks :
Construction & Engineering ............... 83,160,000 — — 83,160,000
Electric Utilities ........................ 3,283,729,500 — — 3,283,729,500
Gas Utilities .......................... 43,638,000 — — 43,638,000
Independent Power and Renewable Electricity
Producers .......................... 224,856,563 — — 224,856,563
Multi-Utilities .......................... 1,461,337,000 188,296,543 — 1,649,633,543
Oil, Gas & Consumable Fuels ............. 241,923,500 — — 241,923,500
Water Utilities ......................... 44,820,000 27,019,727 — 71,839,727
Short Term Investments ................... 20,075,287 — — 20,075,287
Total Investments in Securities ........... $5,403,539,850 $215,316,270
e
$— $5,618,856,120
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $332,149,308, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $157,338,740, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
For detailed categories, see the accompanying Schedule of Investments.
e
Includes foreign securities valued at $215,316,270, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
6. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
LIBOR
London Interbank Offered Rate
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.